1933 Act Registration No. 333-_________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[   ] PRE-EFFECTIVE AMENDMENT NO. ___
[   ] POST-EFFECTIVE AMENDMENT NO. ___

CALVERT VARIABLE PRODUCTS, INC.
(Exact Name of Registrant as Specified in Charter)

(Calvert VP Russell 2000 Small Cap Index Portfolio)
(Calvert VP S&P 500 Index Portfolio)
(Calvert VP Investment Grade Bond Index Portfolio)

Address of Principal Executive Offices
4550 Montgomery Avenue, Suite 1000N
Bethesda, MD 20814

Registrant's Telephone Number
800-368-2745

Name and Address of Agent for Service:
William M. Tartikoff, Esq.
Calvert Group, Ltd.
4550 Montgomery Ave. Suite 1000N
Bethesda, MD 20814

Approximate date of proposed public offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective on January 29, 2014 pursuant to Rule 488.

No filing fee is due for Registrant because of reliance on Section 24(f) of the Investment Company Act of 1940.

IMPORTANT INFORMATION REGARDING YOUR INVESTMENT

CALVERT VARIABLE SERIES, INC.

4550 Montgomery Avenue, Suite 1000N

Bethesda, Maryland 20814

800-368-2745

ON BEHALF OF THE

CALVERT VP SMALL CAP GROWTH PORTFOLIO

CALVERT VP SRI EQUITY PORTFOLIO

AND

CALVERT VP INCOME PORTFOLIO

February [12], 2014

Dear Policy Owner:

I am writing to inform you of the upcoming joint special meeting of shareholders (the “Meeting”) of Calvert VP Small Cap Growth Portfolio, Calvert VP SRI Equity Portfolio and Calvert VP Income Portfolio, each a series of Calvert Variable Series, Inc. (“CVS”), to be held on April 18, 2014 at 9:00 a.m., Eastern Time, in the Tenth Floor Conference Room of Calvert Investments, Inc., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

As an owner of a variable annuity or variable life insurance policy issued by an insurance company, you have the right to instruct your insurance company how to vote the shares of each Merging Portfolio (as defined below) it holds under your policy with respect to the proposals described below.

The CVS Board of Directors (the “Board”) recommends that the Calvert VP Small Cap Growth Portfolio, Calvert VP SRI Equity Portfolio and Calvert VP Income Portfolio be combined with the respective Acquiring Portfolio identified in the chart below, each in a tax-free reorganization (each a “Reorganization”).

Merging Portfolio	Acquiring Portfolio
Calvert VP Small Cap Growth Portfolio	Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP SRI Equity Portfolio	Calvert VP S&P 500 Index Portfolio
Calvert VP Income Portfolio	Calvert VP Investment Grade Bond Index Portfolio

You are being asked to vote on a proposal to exchange the assets of your Merging Portfolio for shares of equal value of the respective Acquiring Portfolio.  If the Agreement and Plan of Reorganization applicable to your Merging Portfolio is approved by policy owners, and your policy remains invested in that Merging Portfolio through the closing of the Reorganization, your policy will be invested in shares of the Acquiring Portfolio listed next to that Merging Portfolio in the chart above.  Details of the Reorganization applicable to your Merging Portfolio, the voting process and the special meeting are set forth in the enclosed Prospectus/Proxy Statement.  The Prospectus/Proxy Statement also compares the strategies, expenses and performance of each Merging Portfolio with those of the respective Acquiring Portfolio.

The Board and I believe the Reorganizations offer you the opportunity to pursue your investment goals in a larger fund with a comparable performance history that may benefit from economies of scale over the long-term.  After careful consideration, the Board has unanimously approved the Reorganizations and believes the Reorganizations are in the best interests of Calvert VP Small Cap Growth Portfolio, Calvert VP SRI Equity Portfolio, Calvert VP Income Portfolio and you, as an owner of a policy invested in one or more of these portfolios.  The Board recommends that you vote FOR these proposals.

Regardless of whether you plan to attend the Meeting in person, PLEASE VOTE VIA THE INTERNET OR TELEPHONE OR COMPLETE, DATE, SIGN AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE so that you will be represented at the Meeting.  Your internet or telephone vote or your properly executed proxy card must be received by 9:00 a.m., Eastern Time, on April 18, 2014. If you vote by internet or telephone or return a proxy card you may still attend the Meeting in person and you may change your vote by submitting a revised proxy card.  However, attendance in person at the Meeting by itself will not automatically revoke your vote.

I appreciate the time you will take to review these important matters.  If we may be of any assistance, please call us at 800-368-2745.  Our hearing-impaired shareholders may call 800-541-1524 for a TDD connection.

Sincerely,

Barbara J. Krumsiek

Chairperson

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES OF THE CALVERT VP SMALL CAP GROWTH PORTFOLIO, CALVERT VP SRI EQUITY PORTFOLIO OR CALVERT VP INCOME PORTFOLIO ARE ATTRIBUTABLE TO YOUR POLICY.  IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, PLEASE VOTE PROMPTLY.

 CALVERT VARIABLE SERIES, INC.

4550 Montgomery Avenue, Suite 1000N

Bethesda, Maryland 20814

800-368-2745

ON BEHALF OF THE

CALVERT VP SMALL CAP GROWTH PORTFOLIO

CALVERT VP SRI EQUITY PORTFOLIO

AND

CALVERT VP INCOME PORTFOLIO

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To be held on April 18, 2014

To the Policy Owners:

NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders of the Calvert VP Small Cap Growth Portfolio, Calvert VP SRI Equity Portfolio and Calvert VP Income Portfolio, each a series of Calvert Variable Series, Inc., will be held on Friday, April 18, 2014 at 9:00 a.m., Eastern Time, in the Tenth Floor Conference Room of Calvert Investments, Inc., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, as may be adjourned from time to time (the “Meeting”), for the purposes listed below:

For Shareholders of the Calvert VP Small Cap Growth Portfolio

  To approve a proposed Agreement and Plan of Reorganization (the “Reorganization Plan”), providing for the transfer of all of the assets of the Calvert VP Small Cap Growth Portfolio, a series of Calvert Variable Series, Inc., to the Calvert VP Russell 2000 Small Cap Index Portfolio, a series of Calvert Variable Products, Inc., in exchange for Class I shares of the Calvert VP Russell 2000 Small Cap Index Portfolio. The Reorganization Plan also provides for distribution of these shares of the Calvert VP Russell 2000 Small Cap Index Portfolio to the holders of Calvert VP Small Cap Growth Portfolio shares in liquidation and subsequent termination of the Calvert VP Small Cap Growth Portfolio.

For Shareholders of the Calvert VP SRI Equity Portfolio

  To approve a proposed Agreement and Plan of Reorganization (the “Reorganization Plan”), providing for the transfer of all of the assets of the Calvert VP SRI Equity Portfolio, a series of Calvert Variable Series, Inc., to the Calvert VP S&P 500 Index Portfolio, a series of Calvert Variable Products, Inc., in exchange for shares of the Calvert VP S&P 500 Index Portfolio. The Reorganization Plan also provides for distribution of these shares of the Calvert VP S&P 500 Index Portfolio to the holders of Calvert VP SRI Equity Portfolio shares in liquidation and subsequent termination of the Calvert VP SRI Equity Portfolio.

For Shareholders of the Calvert VP Income Portfolio

  To approve a proposed Agreement and Plan of Reorganization (the “Reorganization Plan”), providing for the transfer of all of the assets of the Calvert VP Income Portfolio, a series of Calvert Variable Series, Inc., to the Calvert VP Investment Grade Bond Index Portfolio, a series of Calvert Variable Products, Inc., in exchange for shares of the Calvert VP Investment Grade Bond Index Portfolio. The Reorganization Plan also provides for distribution of these shares of the Calvert VP Investment Grade Bond Index Portfolio to the holders of Calvert VP Income Portfolio shares in liquidation and subsequent termination of the Calvert VP Income Portfolio.

* * *

  To consider and act upon any other business that may properly come before the Meeting.

The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice. The Board of Directors has fixed the close of business on January 21, 2014 as the record date for determining shareholders of each Merging Portfolio entitled to notice of and to vote at the Meeting.

February [12], 2014

By Order of the Board of Directors,

William M. Tartikoff, Esq.

Vice President

PROSPECTUS/PROXY STATEMENT

Dated February [12], 2014

Acquisition of the Assets of the		By and in Exchange for Shares of the

CALVERT VP SMALL CAP GROWTH PORTFOLIO	è	CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO (Class I Shares)

CALVERT VP SRI EQUITY PORTFOLIO	è	CALVERT VP S&P 500 INDEX PORTFOLIO

CALVERT VP INCOME PORTFOLIO	è	CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO

(Each a series of Calvert Variable Series, Inc., 4550 Montgomery Avenue, Suite 1000N Bethesda, Maryland 20814 800-368-2745)		(Each a series of Calvert Variable Products, Inc., 4550 Montgomery Avenue, Suite 1000N Bethesda, Maryland 20814 800-368-2745)

INTRODUCTION

This Prospectus/Proxy Statement is being furnished in connection with the solicitation of voting instructions (proxies) by the Board of Directors of Calvert Variable Series, Inc. for use at a Joint Special Meeting of Shareholders of the Calvert VP Small Cap Growth Portfolio (“Calvert Small Cap”), the Calvert VP SRI Equity Portfolio (“Calvert SRI Equity”) and the Calvert VP Income Portfolio (“Calvert Income”), to be held on Friday, April 18, 2014 at 9:00 a.m., Eastern Time, in the Tenth Floor Conference Room of Calvert Investments, Inc., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, as may be adjourned from time to time (the “Meeting”).

The CVS Board (as defined below) is soliciting proxies from shareholders of:

(i)                  Calvert Small Cap, a series of Calvert Variable Series, Inc., in connection with the proposed transfer of all of its assets to Calvert VP Russell 2000 Small Cap Index Portfolio, a series of Calvert Variable Products, Inc. (“Calvert Russell 2000 Index”), in exchange for Class I shares of Calvert Russell 2000 Index (the “Small Cap Reorganization”);

(ii)                Calvert SRI Equity, a series of Calvert Variable Series, Inc., in connection with the proposed transfer of all of its assets to Calvert VP S&P 500 Index Portfolio, a series of Calvert Variable Products, Inc. (“Calvert S&P 500 Index”), in exchange for shares of Calvert S&P 500 Index (the “Large Cap Reorganization”); and

(iii)               Calvert Income, a series of Calvert Variable Series, Inc., in connection with the proposed transfer of all of its assets to Calvert VP Investment Grade Bond Index Portfolio, a series of Calvert Variable Products, Inc. (“Calvert Bond Index”), in exchange for shares of Calvert Bond Index (the “Fixed Income Reorganization”).

The following chart provides an overview of the proposed Reorganizations:

Merging Portfolio	Acquiring Portfolio
Calvert VP Small Cap Growth Portfolio	Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP SRI Equity Portfolio	Calvert VP S&P 500 Index Portfolio
Calvert VP Income Portfolio	Calvert VP Investment Grade Bond Index Portfolio

Please take note of the following terms that are used throughout this Prospectus/Proxy Statement:

  Calvert Small Cap, Calvert SRI Equity and Calvert Income are referred to herein collectively as the “Merging Portfolios” and each as a “Merging Portfolio”;

  Calvert Russell 2000 Index, Calvert S&P 500 Index and Calvert Bond Index are referred to herein collectively as the “Acquiring Portfolios”, and each as an “Acquiring Portfolio”;

  The Merging Portfolios and the Acquiring Portfolios are referred to herein collectively as the “Portfolios”, and each as a “Portfolio”;

  The Small Cap Reorganization, the Large Cap Reorganization and the Fixed Income Reorganization are referred to herein collectively as the “Reorganizations”, and each as a “Reorganization”;

  Calvert Variable Series, Inc. (“CVS”) and Calvert Variable Products, Inc. (“CVP”) are referred to herein as the “Funds”, and each as a “Fund”; and

  The Board of Directors of CVS and CVP is referred to as the “Board”, and when acting only with respect to CVS or CVP, the “CVS Board” and the “CVP Board”, respectively.

As an owner of a variable annuity or variable life insurance policy (a “Policy” and, collectively, the “Policies”) issued by an insurance company (“Insurance Company” and, collectively, the “Insurance Companies”), you have the right at the Meeting to instruct your Insurance Company how to vote the shares of each Merging Portfolio attributable to your Policy with respect to the applicable Reorganization, as described more fully below and in the accompanying Notice of Joint Special Meeting of Shareholders. Although the Insurance Companies are the legal owners of the shares of each Merging Portfolio and you are not directly a shareholder of any Merging Portfolio, you have this right because some or all of your Policy value is invested in stock of one or more of the Merging Portfolios, as provided by your Policy.

For simplicity, in this Prospectus/Proxy Statement:

  “Record Holder” of the stock of a Merging Portfolio refers to each Insurance Company which holds that Merging Portfolio’s shares of record unless indicated otherwise in this Prospectus/Proxy Statement;

  “shares” refers generally to your shares of beneficial interest in the applicable Merging Portfolio; and

  “shareholder” or “Policy Owner” refers to you.

The persons named as proxies in each proxy card will vote the shares of the applicable Merging Portfolio proportionately in accordance with the instructions received from those Policy Owners who respond with their voting instructions as to that Merging Portfolio.

Following each transfer of Merging Portfolio assets, if approved by the applicable Merging Portfolio shareholders, shares of the respective Acquiring Portfolio will be distributed to the Record Holders of the applicable Merging Portfolio in liquidation of that Merging Portfolio. As a result of the proposed transaction, each Record Holder of a Merging Portfolio will receive shares of the respective Acquiring Portfolio at a total net asset value equal to the value of the Record Holder’s shares of that Merging Portfolio computed on the business day immediately prior to the Reorganization, and that Merging Portfolio will subsequently be dissolved and terminated as a series of CVS.  The value of your Policy investment held in a Merging Portfolio will be the same as the value of your investment held in the respective Acquiring Portfolio immediately after the Reorganization.

This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about an Acquiring Portfolio that a prospective investor should know before voting on the respective proposed Reorganization. Each Reorganization will occur only if “a majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the applicable Merging Portfolio are voted in favor of that Reorganization.

Additional information concerning each Portfolio and the Reorganizations is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about the Reorganizations:

●    Statement of Additional Information of Calvert Russell 2000 Index, Calvert S&P 500 Index and Calvert Bond Index dated February [12], 2014, which relates to this Prospectus/Proxy Statement and the Reorganizations (the “Reorganization SAI”).

Information about the Merging Portfolios:

  Prospectus of CVS relating to Calvert Small Cap and Calvert Income dated April 30, 2013, as supplemented on December 12, 2013;

  Prospectus of CVS relating to Calvert SRI Equity dated April  30, 2013, as supplemented on September 19, 2013 and December 12, 2013;

  Statement of Additional Information of CVS relating to Calvert Small Cap, Calvert SRI Equity, and Calvert Income, dated April  30, 2013, as revised November 26, 2013 (the “CVS SAI”);

  Each Annual Report to Shareholders of CVS relating to Calvert Small Cap, Calvert SRI Equity and Calvert Income for the fiscal year ended December 31, 2012;  and

  Each Semi-Annual Report to Shareholders of CVS relating to Calvert Small Cap, Calvert SRI Equity and Calvert Income for the six-month period ended June 30, 2013.

Information about the Acquiring Portfolios:

  Prospectus of CVP relating to Calvert Russell 2000 Index, Calvert S&P 500 Index and Calvert Bond Index dated April 30, 2013;

  Statement of Additional Information of CVP Calvert Russell 2000 Index, Calvert S&P 500 Index and Calvert Bond Index dated April 30, 2013 (the “CVP SAI”);

  Each Annual Report to Shareholders of CVP relating to Calvert Russell 2000 Index, Calvert S&P 500 Index and Calvert Bond Index for the fiscal year ended December 31, 2012;  and

  Each Semiannual Report to Shareholders of CVP relating to Calvert Russell 2000 Index, Calvert S&P 500 Index and Calvert Bond Index for the six-month period ended June 30, 2013.

The CVS SAI and CVP SAI are combined into a single document and are referred to herein as the “CVS/CVP SAI”.

Copies of any of the above documents are available upon request and without charge by writing to Calvert Investment Distributors, Inc., Suite 1000N, Bethesda, Maryland 20814, or calling 800-368-2745 toll-free, and specifying the document(s) you are requesting.

Copies of any of these documents may also be obtained without charge on the EDGAR database on the SEC’s internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information relating to Calvert Small Cap, Calvert SRI Equity and Calvert Income contained in the applicable Prospectus of CVS dated April 30, 2013, as supplemented (SEC File No. 811-03591), is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.)

Information relating to Calvert Russell 2000 Index, Calvert S&P 500 Index and Calvert Bond Index contained in the applicable Prospectus of CVP dated April 30, 2013 (SEC File No. 811-04000) is also incorporated by reference in this document.

The Reorganization SAI of Calvert Russell 2000 Index, Calvert S&P 500 Index and Calvert Bond Index dated February [12], 2014, relating to this Prospectus/Proxy Statement and each Reorganization, which includes (i) the financial statements of CVP relating to Calvert Russell 2000 Index, Calvert S&P 500 Index and Calvert Bond Index for the fiscal year ended December 31, 2012 and the six-month period ended June 30, 2013, (ii) the financial statements of CVS relating to Calvert Small Cap, Calvert SRI Equity and Calvert Income for the fiscal year ended December 31, 2012 and the six-month period ended June 30, 2013, and (iii) pro forma financial information of CVP relating to Calvert Russell 2000 Index and Calvert Bond Index, assuming that each applicable Reorganization is approved by shareholders, is incorporated by reference in its entirety in this document.  Pro forma financial information of CVP relating to Calvert S&P 500 Index is not included in the Reorganization SAI because the net assets of Calvert SRI Equity constitute less than 10% of the net assets of Calvert S&P 500 Index.

The approximate date on which this Prospectus/Proxy Statement, the Joint Notice of Special Meeting of Shareholders, and Form of Proxy are first being mailed to shareholders is on or about February 13, 2014.

These securities have not been approved or disapproved by the SEC or any state securities commission, nor has the SEC or any state securities commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The shares offered by this Prospectus/Proxy Statement are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in Calvert Russell 2000 Index, Calvert S&P 500 Index or Calvert Bond Index through a Policy involves investment risk, including possible loss of the purchase payment of your original investment.

TABLE OF CONTENTS

Synopsis	8
Reasons for the Reorganizations	8
Reorganization Plan	9
Tax Consequences	10
Overview of Portfolios Subject to Transaction	10
Investment Objectives and Principal Investment Strategies	11
Fundamental Investment Restrictions	20
Principal Risks	30
Expense Comparison	38
Performance	43
Portfolio Management	48
Reasons for the Reorganizations	50
Information about Each Reorganization	52
Shareholder Information for the Acquiring Portfolios	59
Information on Shareholder Rights	65
General Information about the Portfolios	66
Financial Statements	67
Voting Information	67
Shareholder Proposals	74
Other Business	74

Exhibit A – Agreement and Plan of Reorganization for Calvert Small Cap	A-1
Exhibit B – Agreement and Plan of Reorganization for Calvert SRI Equity	B-1
Exhibit C – Agreement and Plan of Reorganization for Calvert Income	C-1

SYNOPSIS

This section summarizes the primary features and consequences of the Reorganizations. It may not contain all of the information that is important to you. To understand each Reorganization, you should read this entire Prospectus/Proxy Statement and the related Exhibit.

This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the respective Prospectuses and Statements of Additional Information relating to the Portfolios, and the form of the Agreements and Plans of Reorganization (each a “Reorganization Plan”), which are attached to this Prospectus/Proxy Statement as EXHIBIT A, EXHIBIT B, and EXHIBIT C.

Reasons for the Reorganizations.   The Board believes that each proposed Reorganization would be in the best interest of the shareholders of the applicable Merging Portfolio. In reaching this decision, the Board considered the terms and conditions of each Reorganization Plan and the following factors, among others:

1.  The relatively small size of each Merging Portfolio and the likelihood that it will not increase substantially in size in the foreseeable future;

2.  Following each Reorganization, the shareholders of each Merging Portfolio will remain invested in an open-end portfolio with a substantially larger asset base;

3.  With respect to each Reorganization, the Pro Forma Combined Portfolio (as shown in the section entitled “Expense Comparison”) has a lower expense ratio than the current expense ratio of the Merging Portfolio;

4.  The likelihood that shareholders of each Merging Portfolio, as part of a larger portfolio, may benefit over time from further reductions in overall operating expenses per share on a pro forma basis as a result of certain economies of scale expected after the Reorganizations;

5. With respect to each Reorganization, the investment objective, principal investment policies and principal risks of the Acquiring Portfolio and the Merging Portfolio are similar;

6. With respect to each Reorganization, the Merging Portfolio and the Acquiring Portfolio are situated in the same or a comparable Morningstar style box;

7.  With respect to each Reorganization, the performance history of the Acquiring Portfolio is comparable to the performance of the related Merging Portfolio for the standardized reporting periods ended September 30, 2013;

8. With respect to each Reorganization, both the Merging Portfolio and the Acquiring Portfolio are managed by the same investment advisor;

9.  The anticipated tax-free nature of the exchanges contemplated by each Reorganization for federal income tax purposes; and

10. Shareholders of each Merging Portfolio will not experience any dilution in the value of their investment as a result of the applicable Reorganization.

For the reasons described in this Prospectus/Proxy Statement the Board and the Directors on the Board who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), concluded that the Reorganization of each Merging Portfolio into the applicable Acquiring Portfolio would be in the best interest of the shareholders of the Merging Portfolio and that the interests of the existing shareholders of each Merging Portfolio will not be diluted as a result of the applicable Reorganization.  Accordingly the Board and the Independent Directors, in separate votes, approved each Reorganization and they recommend shareholder approval of each Reorganization. Subject to shareholder approval, the Reorganizations are expected to be completed on or about April 30, 2014.

The Board and the Independent Directors also approved each Reorganization on behalf of the related Acquiring Portfolio.  The Directors considered, among other things, the terms and conditions of each Reorganization Plan, the opportunity to add assets to each Acquiring Portfolio, their expectation that each Reorganization will constitute a tax-free reorganization and that the interests of shareholders would not be diluted as a result of the transactions.    Thus, the Board and the Independent Directors concluded that each Reorganization would be in the best interest of the shareholders of the related Acquiring Portfolio and approved each Reorganization.  The votes of the shareholders of each Acquiring Portfolio are not being solicited in connection with the applicable Reorganization because their approval or consent is not required.

Reorganization Plan. The Board has authorized CVS and CVP to enter into an Agreement and Plan of Reorganization with respect to each Reorganization that provides for the following:

  The transfer of all the assets of each Merging Portfolio to the applicable Acquiring Portfolio in exchange for shares of that Acquiring Portfolio;

  Following each transfer, those Acquiring Portfolio shares will be distributed to the Record Holders of the related Merging Portfolio in liquidation of that Merging Portfolio, and each Merging Portfolio will be dissolved; and

  As a result of the proposed transactions, each Record Holder of a Merging Portfolio will receive shares of the applicable Acquiring Portfolio at a total net asset value equal to the value of the Record Holder’s shares of that Merging Portfolio computed on the business day immediately prior to the Reorganization.

The total value of your Policy interest in each Merging Portfolio will be the same as the total value of your Policy interest in the related Acquiring Portfolio immediately after the applicable Reorganization.

The material terms of each Reorganization Plan are described in more detail in “Information About Each Reorganization” below.

Tax Consequences. Pursuant to each Reorganization Plan, as a condition to closing the Reorganization described therein, the applicable Merging Portfolio shall have received an opinion of counsel that for federal income tax purposes no gain or loss will be recognized by it or its Record Holders as a result of the Reorganization. In each case, the tax basis of Acquiring Portfolio shares received by a Record Holder will be the same as the tax basis of the Record Holder’s Merging Portfolio shares. In addition, in each case, the tax basis of the assets of the Merging Portfolio in the hands of the applicable Acquiring Portfolio as a result of the Reorganization will be the same as the tax basis of such assets in the hands of the Merging Portfolio prior to the Reorganization. Assuming each shareholder’s policy is treated as a variable annuity for federal income tax purposes, each shareholder will not recognize taxable income as a result of the Reorganizations. See “Information About Each Reorganization” below.

If the Reorganizations take place, each Acquiring Portfolio will be constrained in the extent to which it can use the capital loss carryforwards of the respective Merging Portfolio. See “Information About Each Reorganization – Effect of the Reorganizations on Capital Loss Carryforwards” below.

Overview of Portfolios Subject to Transaction. Each Merging Portfolio is a series of CVS, an open-end management investment company organized as a Maryland corporation and registered under the 1940 Act.  Calvert Small Cap and Calvert SRI Equity are both diversified and Calvert Income is non-diversified.

Each Acquiring Portfolio is a diversified series of CVP, an open-end management investment company also organized as a Maryland corporation and registered under the 1940 Act.

Each Portfolio offers one class of shares except for Calvert Russell 2000 Index, which offers Class I shares and Class F shares.

Currently, CIM serves as the investment advisor for the Portfolios.  The Portfolios are managed or subadvised as shown in the following chart:

Merging Portfolio	Merging Portfolio Subadvisor	Acquiring Portfolio	Acquiring Portfolio Subadvisor
Calvert Small Cap	Eagle Asset Management, Inc.	Calvert Russell 2000 Index	Ameritas Investment Partners, Inc.
Calvert SRI Equity	Atlanta Capital Management Company, LLC	Calvert S&P 500 Index	Ameritas Investment Partners, Inc.
Calvert Income	Calvert Investment Management, Inc.	Calvert Bond Index	Ameritas Investment Partners, Inc.

As of December 17, 2013, the net assets of each Portfolio were as follows:

Merging Portfolio	Net Assets	Acquiring Portfolio	Net Assets
Calvert Small Cap	$26.32 million	Calvert Russell 2000 Index	$150.59 million
Calvert SRI Equity	$10.80 million	Calvert S&P 500 Index	$342.02 million
Calvert Income	$33.65 million	Calvert Bond Index	$200.20 million

Investment Objectives and Principal Investment Strategies.   Each Portfolio has an investment objective and certain principal investment strategies that are employed by the Portfolio’s portfolio managers.  For a more detailed description of the investment techniques used by a Portfolio, see the applicable Portfolio’s Prospectus and the CVS/CVP SAI.

Calvert Small Cap è Calvert Russell 2000 Index

Investment Objectives.  Each Portfolio seeks to achieve its investment objective by investing in small capitalization stocks.  Calvert Small Cap invests in companies that fall within the market capitalization range of the Russell 2000 Growth Index and Calvert Russell 2000 Index invests in companies that fall within the market capitalization range of the Russell 2000 Index.  The investment objective of each Portfolio may be changed by the Board without shareholder approval. The following chart sets forth the specific investment objective of each Portfolio.

INVESTMENT OBJECTIVE
(Merging Portfolio)	(Acquiring Portfolio)
Calvert Small Cap	Calvert Russell 2000 Index
The Portfolio seeks long-term capital appreciation.	The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

Principal Investment Strategies.  Calvert Small Cap is an actively managed fund that seeks to select stocks that will outperform the Russell 2000 Growth Index, while Calvert Russell 2000 Index is a passively managed index fund that seeks to substantially replicate the total return of the Russell 2000 Index.  Calvert Small Cap invests at least 80% of its net assets in common stocks and preferred stocks listed on U.S. exchanges or traded in the U.S. over-the-counter market, and focuses on small, rapidly growing and under-researched companies whose securities, in the Subadvisor’s opinion, are trading at reasonable prices.  Calvert Russell 2000 Index invests at least 80% of its assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000 Index, which may include other investment companies, and index futures and options.  The material differences between the principal investment strategies of Calvert Small Cap and Calvert Russell 2000 Index are as follows:

(i)    Active versus Passive Management.  Calvert Small Cap is an actively managed portfolio.  The Subadvisor employs a rigorous bottom-up stock selection technique to identify dynamic small companies that offer rapid growth at reasonable valuations. The Subadvisor targets key characteristics such as an accelerating and sustainable earnings growth rate; strong management; reasonable debt levels; and a reasonable price-to-earnings ratio relative to the projected earnings growth rate.  The Subadvisor of Calvert Small Cap seeks to invest in portfolio securities that over time have the potential to outperform the Portfolio’s benchmark, the Russell 2000 Growth Index.

Calvert Russell 2000 Index is a passively managed portfolio.  The Subadvisor of Calvert Russell 2000 Index seeks to substantially replicate the total return of the securities comprising the Russell 2000 Index, taking into consideration redemptions, sales of additional shares and certain other adjustments.  Under normal market conditions, as much of the Portfolio’s assets as is practical will be invested in stocks included among the Russell 2000 Index and futures contracts and options relating thereto.  While not required, the Portfolio will generally sell securities that the Index manager removes from the Index.  The Portfolio may also invest in Russell 2000 iShares® or other investment companies that provide the same exposure to the Russell 2000 Index. Russell 2000 iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Russell 2000 Index.

(ii)    Growth Investing.  The Subadvisor of Calvert Small Cap seeks to identify common stocks and preferred stocks of small, rapidly growing and under-researched companies whose securities, in the Subadvisor’s opinion, are trading at reasonable prices.  Growth stocks tend to have price-to-value ratios and forecasted growth values that are higher than average.

The Subadvisor of Calvert Russell 2000 Index generally invests in all of the securities in the Russell 2000 Index.  Calvert Russell 2000 Index therefore does not seek to invest predominantly in either growth stocks or value stocks.

(iii)   Preferred Stocks.  Calvert Small Cap may invest in preferred stocks, which generally decrease in value when interests rise and may be affected by the issuer’s ability to make payments on the preferred stocks.  Calvert Russell 2000 Index does not typically invest in preferred stocks.

(iv)   Futures, Options on Futures and Options on Securities.  Calvert Small Cap may invest in futures, options on futures and options on securities, but these investments are not a principal investment strategy used by the Subadvisor.   Calvert Russell 2000 Index may hold derivatives such as Russell 2000 Index options and futures, and options on such futures (or S&P MidCap 400 or S&P 500 Index options and futures, and options on such futures, if, in the opinion of the Advisor or Subadvisor, it is not practical to invest in Russell 2000 index options or futures, or options on such futures, at a particular time due to liquidity or price considerations) as a principal investment strategy.  Calvert Russell 2000 Index may hold such derivatives, incidental to its main investment strategy, in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. Calvert Russell 2000 Index may also sell covered calls on futures contracts or individual securities held in the Portfolio.

The Russell 2000 Growth Index.  The Russell 2000 Growth Index is an unmanaged index of common stocks comprised approximately of 2000 common stocks of smaller U.S. companies as of December 31, 2012 and seeks to measure the performance of the small-cap growth segment of the U.S. equity universe.  It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values.

As of December 31, 2012, the market capitalization of the Russell 2000 Growth Index companies ranged from $28 million to $4.7 billion with a median level of $___ million and an average level of $___ million. The Russell 2000 Growth Index is capitalization-weighted, meaning that companies whose securities have larger market capitalizations will contribute more to the Index’s value than companies whose securities have small market capitalizations.

The Russell 2000 Index.  The Russell 2000 Index is an unmanaged index of common stocks comprised approximately of 2007 common stocks of smaller U.S. companies as of December 31, 2012 and aims to include approximately 10 percent of the total market capitalization of the broader Russell 3000 Index.  As of December 31, 2012, the market capitalization of the Russell 2000 Index companies ranged from $28 million to $4.7 billion with a median level of $1.2 billion and an average level of $1.3 billion. The Russell 2000 Index is capitalization-weighted, meaning that companies whose securities have larger market capitalizations will contribute more to the Index’s value than companies whose securities have small market capitalizations.

Portfolio Turnover.  Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the examples under “Expense Comparison” affect the Portfolio’s performance.  During the fiscal year ended December 31, 2012, Calvert Small Cap and Calvert Russell 2000 Index had portfolio turnover rates of 40% and 13%, respectively, in each case based on the portfolio’s average value.

Sale of Merging Portfolio Securities.  Although both Calvert Small Cap and Calvert Russell 2000 Index invest in small-capitalization companies, it is expected that the Small Cap Reorganization would result in the liquidation of approximately 92 percent of the portfolio securities of Calvert Small Cap.  These portfolio securities have an approximate value of $23.8 million based on the net assets of Calvert Small Cap as of December 12, 2013.  These sale proceeds would then be reinvested in portfolio securities included in the Russell 2000 Index.  Transaction costs will be incurred as a result of the liquidation of these portfolio securities and the acquisition of replacement portfolio securities.  These transaction costs, which are estimated to be $10,500, would ultimately be borne by Policy Owners or plan participants invested in Calvert Small Cap and/or Calvert Russell 2000 Index.

Calvert SRI Equity è Calvert S&P 500 Index

Investment Objectives.  Each Portfolio seeks to achieve its investment objective by investing in large-capitalization companies that fall within the market capitalization range of the S&P 500 Index.  The investment objective of each Portfolio may be changed by the Board without shareholder approval. The following chart sets forth the specific investment objective of each Portfolio.

INVESTMENT OBJECTIVE
(Merging Portfolio)	(Acquiring Portfolio)
Calvert SRI Equity	Calvert S&P 500 Index

The Portfolio seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation and which meet the Portfolio’s investment criteria, including financial, sustainability and social responsibility factors.

The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.

Principal Investment Strategies.  Calvert SRI Equity is an actively managed fund that seeks to select stocks that will outperform the S&P 500 Index, while Calvert S&P 500 Index is a passively managed index fund that seeks to substantially replicate the total return of the S&P 500 Index.  Calvert SRI Equity invests at least 80% of its net assets in equity securities, consisting primarily of U.S. large cap companies.  Calvert SRI Equity may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.   The Subadvisor selects investments for Calvert SRI Equity that are consistent with its investment criteria, including financial, sustainability and social responsibility factors.  Calvert S&P 500 Index invests at least 80% of its assets in investments with economic characteristics similar to large cap stocks as represented in the S&P 500 Index, which may include other investment companies, and index futures and options.  The material differences between the principal investment strategies of Calvert SRI Equity and Calvert S&P 500 Index are as follows:

(i)    Active versus Passive Management.  Calvert SRI Equity is an actively managed portfolio.  The Subadvisor looks for established companies with a history of steady earnings growth and selects companies based on its opinion that (i) the company has the ability to sustain growth through high profitability and (ii) the stock is favorably priced with respect to those growth expectations.  The Subadvisor of Calvert SRI Equity seeks to invest in portfolio securities that over time have the potential to outperform the Portfolio’s benchmark, the S&P 500 Index Index.

Calvert S&P 500 Index is a passively managed portfolio.  The Subadvisor of Calvert S&P 500 Index seeks to substantially replicate the total return of the securities comprising the S&P 500 Index, taking into consideration redemptions, sales of additional shares and certain other adjustments.  Under normal market conditions, as much of the Portfolio’s assets as is practical will be invested in stocks included among the S&P 500 Index and futures contracts and options relating thereto.  While not required, the Portfolio will generally sell securities that the Index manager removes from the Index.  The Portfolio may also invest in Standard & Poor’s Depositary Receipts® (“SPDRs®”) or other investment companies that provide exposure to the S&P 500 Index. SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500 Index.

(ii)    Sustainable and Socially Responsible Investing.  Calvert SRI Equity utilizes a sustainable and socially responsible investment strategy and Calvert S&P 500 Index does not.

Calvert SRI Equity seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. The Advisor believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. The Advisor also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. Calvert SRI Equity has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Subadvisor seeks to invest and seeks to avoid investing.

(iii)   Foreign Stocks.  Calvert SRI Equity may invest up to 25% of its total assets in foreign securities.  Calvert S&P 500 Index does not typically invest in foreign securities.

(iv)   Mid-Capitalization Stocks.  Calvert SRI Equity may invest in mid-capitalization stocks.  Calvert S&P 500 Index does not typically invest in mid-capitalization stocks.

(v)   Futures, Options on Futures and Options on Securities.  Calvert SRI Equity may invest in futures, options on futures and options on securities, but these investments are not a principal investment strategy used by the Subadvisor.   Calvert S&P 500 Index may hold derivatives such as options, futures, and options on futures as a principal investment strategy, incidental to its main investment strategy.

The S&P 500 Index.  The S&P 500 Index is an unmanaged index of common stocks comprised of 500 large capitalization common stocks of U.S. companies that aims to include the top 75% of the value of the domestic equity markets. As of December 31, 2012, the market capitalization of the S&P 500 Index companies ranged from $1.63 billion to $500 billion with a weighted median level of $56.8 billion and a weighted average level of $106.1 billion. The S&P 500 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.

Portfolio Turnover.  Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the examples under “Expense Comparison” affect the Portfolio’s performance.  During the fiscal year ended December 31, 2012, Calvert SRI Equity and Calvert S&P 500 Index had portfolio turnover rates of 30% and 5%, respectively, in each case based on the portfolio’s average value.

Sale of Merging Portfolio Securities.  Although both Calvert SRI Equity and Calvert S&P 500 Index invest in large-capitalization companies, it is expected that the Large Cap Reorganization would result in the liquidation of approximately 74 percent of the portfolio securities of Calvert SRI Equity.  These portfolio securities have an approximate value of $8.0 million based on the net assets of Calvert SRI Equity as of December 12, 2013.  These sale proceeds would then be reinvested in portfolio securities included in the S&P 500 Index.  Transaction costs will be incurred as a result of the liquidation of these portfolio securities and the acquisition of replacement portfolio securities.  These transaction costs, which are estimated to be $1,100, would ultimately be borne by Policy Owners or plan participants invested in Calvert SRI Equity and/or Calvert S&P 500 Index.

Calvert Income è Calvert Bond Index

Investment Objectives.  Each Portfolio seeks to achieve its investment objective by investing primarily in investment-grade, fixed-income securities.  Calvert Income uses an active strategy that seeks to earn incremental income by investing in securities similar to those that comprise the Barclays U.S. Credit Index.  The Calvert Bond Index invests in a sampling of companies that are included in, and that the Advisor believes will closely track the performance of, the Barclays U.S. Aggregate Bond Index.  The investment objective of each Portfolio may be changed by the Board without shareholder approval. The following chart sets forth the specific investment objective of each Portfolio.

INVESTMENT OBJECTIVE
(Merging Portfolio)	(Acquiring Portfolio)
Calvert Income	Calvert Bond Index

The Portfolio seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income-producing securities.

The Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index.

Principal Investment Strategies.  Calvert Income is an actively managed fund that seeks to select fixed-income securities that will outperform the Barclays U.S. Credit Index, while Calvert Bond Index is a passively managed index fund that seeks to substantially replicate the total return of the Barclays U.S. Aggregate Bond Index.

Calvert Income typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase.  The Portfolio may invest in below-investment grade, high-yield debt securities and foreign securities.  Under normal circumstances, Calvert Bond Index will invest at least 80% of its net assets in investments with economic characteristics similar to the fixed-income securities represented in the Barclays U.S. Aggregate Bond Index.  Calvert Bond Index will not purchase bonds rated below investment grade at the time of purchase and typically does not invest in foreign securities.  A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services or an equivalent rating by another nationally recognized statistical rating organization, including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Portfolio’s Advisor or Subadvisor. The material differences between the principal investment strategies of Calvert Income and Calvert Bond Index are as follows:

(i)    Active versus Passive Management.  Calvert Income is an actively managed portfolio.  The Portfolio invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Portfolio also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.  The Portfolio may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government‑related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”).

Calvert Bond Index is a passively managed portfolio.  The Portfolio seeks to substantially replicate the total return of the securities comprising the Barclays U.S. Aggregate Bond Index, taking into consideration redemptions, sales of additional shares, and other adjustments.  Under normal market conditions, as much of the Portfolio’s assets as is practical will be invested in (i) investment grade fixed-income securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (ii) investment grade registered or unregistered obligations of corporations, (iii) investment grade asset-backed, securitized obligations, (iv) unrated fixed-income securities with a credit quality, as determined by the Advisor or Subadvisor, that is comparable to the securities that comprise the Barclays U.S. Aggregate Bond Index, and (v) futures contracts and options relating to any of these types of securities.  While not required, the Portfolio will generally sell securities that the Index manager removes from the Index.  The Portfolio may also invest in Barclays Capital iShares®. Barclays Capital iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the securities that comprise the Barclays U.S. Aggregate Bond Index.

(ii)    Diversification.  Calvert Income is a non-diversified portfolio, whereas Calvert Bond Index is a diversified portfolio.  A non-diversified portfolio may invest a greater percentage of its assets in a particular issuer than a diversified fund.

(iii)   Junk Bonds.  Calvert Income may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another nationally-recognized statistical rating organization (“NRSRO”), or if unrated, considered to be of comparable credit quality by the Portfolio’s Advisor.  Calvert Bond Index will not purchase junk bonds.  However, if a bond held in the Portfolio is downgraded to a rating below investment grade, the Portfolio may continue to hold the security until such time as the Subadvisor deems it most advantageous to dispose of the security.

(iv)   Leveraged Loans.  Calvert Income may invest in leveraged loans. The loans in which the Portfolio will invest are expected to be below investment-grade quality and to bear interest at a floating rate that resets periodically.  Calvert Bond Index does not typically invest in leveraged loans.

(v)   Foreign Securities.  Calvert Income may invest up to 30% of its net assets in foreign debt securities, including American Depositary Receipts (“ADRs”).  Calvert Bond Index does not typically invest in foreign debt securities.

(vi)   Futures, Options on Futures and Options on Securities.  Calvert Income Portfolio uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Portfolio.  Calvert Bond Index may hold options and futures, and options on futures, incidental to its main investment strategy in an attempt to replicate the total return performance of the Barclays U.S. Aggregate Bond Index.  Calvert Bond Index may also write covered call options on U.S. Treasury securities and options on futures contracts for such securities.

(vii) Common Stocks.  Calvert Bond Index will not directly purchase common stocks.  However, it may retain up to 5% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto.  Calvert Income has no comparable investment strategy.

(viii)   Tobacco Exclusion.  Calvert Income seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Portfolio’s Advisor, any similar securities in the Barclays Municipal Index.  Calvert Bond Index has no comparable investment strategy.

The Barclays U.S. Credit Index.  The Barclays U.S. Credit Index is a subindex of the Barclays U.S. Government/Credit Index, which is the non-securitized portion of the Barclays U.S. Aggregate Bond Index. The Barclays U.S. Credit Index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government.

The Barclays U.S. Aggregate Bond Index.  The Barclays U.S. Aggregate Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, and taxable areas of the bond market.  It is the broadest measure of the taxable U.S. bond market, including Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues with maturities of one year or more, and is primarily comprised of (i) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and (ii) publicly-traded or 144a corporate and securitized fixed-income securities that either have a rating of BBB- or higher from Standard & Poor’s Ratings Services or Baa3 or higher from Moody’s Investors Service, Inc., or an equivalent rating from another NRSRO, or are expected to be rated at that level based on the actual ratings of the issuer’s other “index-eligible” fixed income securities.  As of December 31, 2012, the index was comprised of 8,079 U.S. Treasury, government-related and investment grade corporate and securitized fixed-income securities with a total market value of $17.0 trillion.

Portfolio Turnover.  Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the examples under “Expense Comparison” affect the Portfolio’s performance.  During the fiscal year ended December 31, 2012, Calvert Income and Calvert Bond Index had portfolio turnover rates of 240% and 43%, respectively, in each case based on the portfolio’s average value.

Sale of Merging Portfolio Securities.  Although both Calvert Income and Calvert Bond Index invest in fixed-income securities, it is expected that the Fixed Income Reorganization would result in the liquidation of approximately 30 percent of the portfolio securities of Calvert Income.  These portfolio securities have an approximate value of $10.0 million based on the net assets of Calvert Income as of December 12, 2013.  These sale proceeds would then be reinvested in portfolio securities included in Calvert Bond Index.  Transaction costs will be incurred as a result of the liquidation of these portfolio securities and the acquisition of replacement portfolio securities.  These transaction costs, which are estimated to be $35,000, would ultimately be borne by Policy Owners or plan participants invested in Calvert Income and/or Calvert Bond Index.

* * *

Fundamental Investment Restrictions. In addition to the objectives and strategies described above, each Portfolio has adopted certain fundamental investment restrictions, which may not be changed without the approval of the holders of a majority of the outstanding shares of that Portfolio.

Calvert Small Cap è Calvert Russell 2000 Index

The fundamental restrictions of the Portfolios are comparable, except for the following material differences.  Calvert Russell 2000 Index may not lend portfolio securities in excess of 33% of the Portfolio’s total assets, while Calvert Small Cap may lend portfolio securities without any limitation.  Calvert Russell 2000 Index also may not purchase or sell real estate, except that the Portfolio may purchase securities of issuers which invest or deal in real estate and securities that are secured by real estate.  Calvert Small Cap does not have any fundamental investment restriction that addresses this activity.  Calvert Small Cap also may not pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the Portfolio’s total assets, except in connection with reverse repurchase agreements or securities that are purchased subject to a firm commitment agreement or on a when-issued basis, and may not invest in securities of other investment companies except as part of certain corporate transactions.  Calvert Russell 2000 Index does not have any fundamental investment restriction that addresses these activities.

   The following chart provides additional information about the fundamental investment restrictions of each Portfolio.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF BOTH PORTFOLIOS
	(Merging Portfolio)	(Acquiring Portfolio)
	Calvert Small Cap may not:	Calvert Russell 2000 Index may not:
Diversification

Purchase the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of the Portfolio’s total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio’s total assets may be invested without regard to this limitation.

With respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and other investment companies) of any one issuer.

Borrowing

Borrow money, except that the Portfolio may borrow for temporary or emergency (but not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Portfolio’s total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Portfolio’s total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300% with respect to all borrowings.

Borrow amounts in excess of 10% of the Portfolio’s total assets, taken at market value at the time of the borrowing, and then only from banks and by entering into reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing. The Portfolio may not enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Portfolio.

Underwriting

Underwrite the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities. Note: Under current law, a Portfolio may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Portfolio may underwrite securities to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a portfolio security.

Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling its shares and except as it may be deemed such in a sale of restricted securities.

Lending

Make loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements. For purposes of this investment restriction, the Portfolio considers a “loan” to be a “loan of money”.

Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan). The Portfolio may not lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Portfolio’s total assets.

Concentration

Purchase any securities that would cause more than 25% of the value of the Portfolio’s total assets to be invested in the securities of issuers conducting their principal business activities in the same industry, provided that there shall be no limit on the purchase of U.S. Government securities.

Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. Gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Commodities	Invest in commodities.

Purchase or sell commodities, commodity contracts or real estate, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that the Portfolio may invest in securities that are secured by real estate. This restriction does not apply to (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) purchases of futures contracts or options on futures contracts if no more than 20% of the Portfolio’s assets are invested in futures contracts and/or options on futures contracts, or (iii) investments in options if no more than 5% of the Portfolio’s assets are paid for premiums for outstanding put and call options (including options on futures contracts) and no more than 25% of the Portfolio’s assets consist of collateral for outstanding options.

Short Sales and Margin Purchases

Sell securities short or purchase securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities “short against the box.”

Purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.

Senior Securities	Issue senior securities	Issue senior securities, except that the Portfolio may borrow money as provided above.
Illiquid Investments

Invest more than 10% of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.

Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, “small bank” certificates of deposit that are not readily marketable, and other illiquid investments.

Control

Purchase more than 10% of the voting securities of any one issuer or more than 10% of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

Purchase more than either: (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Calvert Small Cap has the following additional fundamental restrictions, which are not fundamental restrictions of Calvert Russell 2000 Index:

ADDITIONAL FUNDAMENTAL INVESTMENT RESTRICTIONS OF CALVERT SMALL CAP (Merging Portfolio)
Calvert Small Cap may not:
Pledges

Pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the Portfolio’s total assets. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

Other Investment Companies	Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

Calvert SRI Equity è Calvert S&P 500 Index

The fundamental restrictions of the Portfolios are comparable, except for the following material differences.   Calvert S&P 500 Index may not borrow in excess of 10% of the Portfolio’s total assets and may only borrow money on a temporary or emergency basis, while Calvert SRI Equity may not borrow in excess of 33 1/3% of the Portfolio’s total assets without any limitation as to the duration or the nature of the borrowing.  Calvert S&P 500 Index also may not enter into reverse repurchase agreements in an amount that exceeds 5% of the total assets of the Portfolio, while Calvert SRI Equity may invest up to 33 1/3% of the Portfolio’s total assets in reverse repurchase agreements.  Calvert S&P 500 Index also may not purchase securities on margin, sell securities short, hold more than 10% of the outstanding voting securities or the outstanding debt securities of any issuer (other than the U.S. Government or its agencies or instrumentalities), or have more than 10% of its total assets invested in illiquid securities.  Calvert SRI Equity does not have any fundamental investment restriction that addresses these activities.  The following chart provides additional information about the fundamental investment restrictions of each Portfolio.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF BOTH PORTFOLIOS
	(Merging Portfolio)	(Acquiring Portfolio)
	Calvert SRI Equity may not:	Calvert S&P 500 Index may not:
Diversification

Make any investment inconsistent with its classification as a diversified investment company under the 1940 Act. Note: Under current law a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

With respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and other investment companies) of any one issuer.

Borrowing	Borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed).

Borrow amounts in excess of 10% of the Portfolio’s total assets, taken at market value at the time of the borrowing, and then only from banks and by entering into reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing. The Portfolio may not enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Portfolio.

Underwriting

Underwrite the securities of other issuers, except to the extent that the purchase of obligations, either directly from the issuer or from an underwriter for an issuer, may be deemed to be an underwriting. Note: Under current law, a Portfolio may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Portfolio may underwrite securities to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a portfolio security.

Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling its shares and except as it may be deemed such in a sale of restricted securities.

Lending

Lend any security or make any loan, including engaging in repurchase agreements, if as a result, more than 33 1/3% of the Portfolio’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments

Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan). The Portfolio may not lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Portfolio’s total assets.

Concentration

Concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby). Note: Under the interpretation of the Securities and Exchange Commission (“SEC”) staff, “concentrate” means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. Gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Commodities

Invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

Purchase or sell commodities, commodity contracts or real estate, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that the Portfolio may invest in securities that are secured by real estate. This restriction does not apply to (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) purchases of futures contracts or options on futures contracts if no more than 20% of the Portfolio’s assets are invested in futures contracts and/or options on futures contracts, or (iii) investments in options if no more than 5% of the Portfolio’s assets are paid for premiums for outstanding put and call options (including options on futures contracts) and no more than 25% of the Portfolio’s assets consist of collateral for outstanding options.

Senior Securities	Issue senior securities.	Issue senior securities, except that the Portfolio may borrow money as provided above.

Calvert S&P 500 Index has the following additional fundamental restrictions, which are not fundamental restrictions of Calvert SRI Equity:

ADDITIONAL FUNDAMENTAL INVESTMENT RESTRICTIONS OF CALVERT S&P 500 INDEX (Acquiring Portfolio)
Calvert S&P 500 Index may not:
Short Sales and Margin Purchases

Purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.

Illiquid Investments

Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, “small bank” certificates of deposit that are not readily marketable, and other illiquid investments.

Control

Purchase more than either: (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Calvert Income è Calvert Bond Index

The fundamental restrictions of the Portfolios are comparable, except for the following material differences.  Calvert Bond Index is diversified and Calvert Income is not diversified.  Calvert Bond Index may not borrow in excess of 10% of the Portfolio’s total assets and may only borrow on a temporary or emergency basis, while Calvert Income may not borrow in excess of 33 1/3% of the Portfolio’s total assets without any limitation as to the duration or the nature of the borrowing.  Calvert Bond Index also may not enter into reverse repurchase agreements in an amount that exceeds 5% of the total assets of the Portfolio, while Calvert Income may invest up to 33 1/3% of the Portfolio’s total assets in reverse repurchase agreements.  Calvert Bond Index also may not purchase securities on margin, sell securities short, hold more than 10% of the outstanding voting securities or the outstanding debt securities of any issuer (other than the U.S. Government or its agencies or instrumentalities), or have more than 10% of its total assets invested in illiquid securities.  Calvert Income does not have any fundamental investment restriction that addresses these activities.  The following chart provides additional information about the fundamental investment restrictions of each Portfolio.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF BOTH PORTFOLIOS
	(Merging Portfolio)	(Acquiring Portfolio)
	Calvert Income may not:	Calvert Bond Index may not:
Borrowing	Borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed).

Borrow amounts in excess of 10% of the Portfolio’s total assets, taken at market value at the time of the borrowing, and then only from banks and by entering into reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing. The Portfolio may not enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Portfolio.

Underwriting

Underwrite the securities of other issuers, except to the extent that the purchase of obligations, either directly from the issuer or from an underwriter for an issuer, may be deemed to be an underwriting. Note: Under current law, a Portfolio may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Portfolio may underwrite securities to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a portfolio security.

Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling its shares and except as it may be deemed such in a sale of restricted securities.

Lending

Lend any security or make any loan, including engaging in repurchase agreements, if as a result, more than 33 1/3% of the Portfolio’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments

Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan). The Portfolio may not lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Portfolio’s total assets.

Concentration

Concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby). Note: Under the interpretation of the Securities and Exchange Commission (“SEC”) staff, “concentrate” means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. Gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Commodities

Invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Portfolio may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

Purchase or sell commodities, commodity contracts or real estate, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that the Portfolio may invest in securities that are secured by real estate. This restriction does not apply to (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) purchases of futures contracts or options on futures contracts if no more than 20% of the Portfolio’s assets are invested in futures contracts and/or options on futures contracts, or (iii) investments in options if no more than 5% of the Portfolio’s assets are paid for premiums for outstanding put and call options (including options on futures contracts) and no more than 25% of the Portfolio’s assets consist of collateral for outstanding options.

Senior Securities	Issue senior securities.	Issue senior securities, except that the Portfolio may borrow money as provided above.

Calvert Bond Index has the following additional fundamental restrictions, which are not fundamental restrictions of Calvert Income:

ADDITIONAL FUNDAMENTAL INVESTMENT RESTRICTIONS OF CALVERT BOND INDEX (Acquiring Portfolio)
Calvert Bond Index may not:
Diversification

With respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and other investment companies) of any one issuer.

Short Sales and Margin Purchases

Purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.

Illiquid Investments

Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, “small bank” certificates of deposit that are not readily marketable, and other illiquid investments.

Control

Purchase more than either: (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

* * *

Each Portfolio also has certain non-fundamental investment restrictions, which may be changed by the Board at any time without a shareholder vote. For more information regarding the Portfolios’ non-fundamental investment restrictions, see the CVS/CVP SAI.

Principal Risks. An investment in each Portfolio entails investment risk. Shareholders could lose money on their investment in each Portfolio, or each Portfolio could underperform, because of the following principal risks.

Calvert Small Cap è Calvert Russell 2000 Index

PRINCIPAL RISKS
Merging Portfolio	Acquiring Portfolio
Calvert Small Cap	Calvert Russell 2000 Index
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.	The portfolio has no similar principal risk.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

The portfolio has no similar principal risk.
The portfolio has no similar principal risk.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

The portfolio has no similar principal risk.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the type of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

The portfolio has no similar principal risk.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Calvert SRI Equity è Calvert S&P 500 Index

PRINCIPAL RISKS
Merging Portfolio	Acquiring Portfolio
Calvert SRI Equity	Calvert S&P 500 Index
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

The portfolio has no similar principal risk.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

The portfolio has no similar principal risk.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

The portfolio has no similar principal risk.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

The portfolio has no similar principal risk.
The portfolio has no similar principal risk.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

The portfolio has no similar principal risk.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the type of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

The portfolio has no similar principal risk.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Calvert Income è Calvert Bond Index

PRINCIPAL RISKS
Merging Portfolio	Acquiring Portfolio
Calvert Income	Calvert Bond Index

Non-Diversification Risk. Because the Portfolio may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Portfolio than a diversified fund.

The portfolio has no similar principal risk.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Bond Market Risk. The market prices of bonds held by the Portfolio may fall.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities, and slower-than-expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation (“CMO”) and Structured Asset-Backed Securities (“ABS”) Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Portfolio holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Portfolio will receive payments of principal may be substantially limited.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Portfolio purchases unrated securities, it will depend on the Advisor’s and/or, in the case of Calvert Bond Index, the Subadvisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

The portfolio has no similar principal risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

The portfolio has no similar principal risk.
Defaulted Bonds Risk. For bonds in default (those rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.	The portfolio has no similar principal risk.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

The portfolio has no similar principal risk.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

The portfolio has no similar principal risk.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

The portfolio has no similar principal risk.

Repurchase Agreement Risk. A repurchase agreement exposes the Portfolio to the risk that the party that sells the security may default on its obligation to repurchase the security. The Portfolio may lose money because it cannot sell the security at the agreed upon time and price or the security may lose value before it can be sold.

The portfolio has no similar principal risk.

Active Trading Strategy Risk. The Portfolio employs an active style that seeks to position the Portfolio with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%) and may translate to higher transaction costs.

The portfolio has no similar principal risk.
The portfolio has no similar principal risk.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

The portfolio has no similar principal risk.

Risk of Barclays Capital iShares®. Barclays Capital iShares® are subject to the risk that the prices of the fixed-income securities in the Barclays U.S. Aggregate Bond Index may decline. An investment in Barclays Capital iShares® may not replicate exactly the performance of the Barclays U.S. Aggregate Bond Index for any number of reasons. Shareholders of the Portfolio bear their proportionate share of the operating expenses of the underlying investment as well as their share of the Portfolio’s fees and expenses.

The portfolio has no similar principal risk.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

* * *

An investment in any Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information concerning the risks associated with investments in the Portfolios, see the applicable Portfolio’s Prospectus and the CVS/CVP SAI.

EXPENSE COMPARISON

The following tables allow you to compare the expenses of the Portfolios, and the tables titled “Pro Forma Combined Portfolio” show what the expenses of Calvert Russell 2000 Index, Calvert S&P 500 Index and Calvert Bond Index are estimated to be assuming the respective Reorganization takes place. You will not pay an initial or deferred sales charge in connection with any Reorganization.

The expense amounts set forth in the tables and the Examples are based on annualized data presented in the Semi-Annual report dated June 30, 2013 of the Merging Portfolio and of the Acquiring Portfolio, respectively.  The expense amounts in the tables and the Examples for the Combined Portfolios are based on the annualized estimated combined expenses of the Acquiring Portfolio and the Merging Portfolio for the six months ended June 30, 2013.

The tables do not reflect fees and charges imposed under the variable annuity and variable life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Calvert Small Cap è Calvert Russell 2000 Index

SHAREHOLDER FEES.  The following chart shows the Portfolio fees that are paid directly from your investment.

	(Merging Portfolio)	(Acquiring Portfolio & Combined Portfolio)
	Calvert Small Cap	Calvert Russell 2000 Index
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None

ANNUAL FUND OPERATING EXPENSES.   The following chart shows the Portfolio expenses that you pay each year as a % of the value of your investment.

	(Merging Portfolio)	(Acquiring Portfolio)	(Pro Forma Combined Portfolio)
	Calvert Small Cap	Calvert Russell 2000 Index	Calvert Russell 2000 Index
Management Fees	0.90%	0.45%	0.45%
Other Expenses	0.23%	0.26%	0.27%
Acquired Fund Fees and Expenses	N/A	0.01%	0.01%
Total Annual Fund Operating Expenses	1.13%	0.72%	0.73%
Less Fee Waiver and/or Expense Reimbursement	(0.09%)[1]	—	—
Net Expenses	1.04%	0.72%	0.73%

1                      The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.04% through April 30, 2015. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires, upon 60 days’ prior notice to shareholders.

Calvert SRI Equity è Calvert S&P 500 Index

SHAREHOLDER FEES.  The following chart shows the Portfolio fees that are paid directly from your investment.

	(Merging Portfolio)	(Acquiring Portfolio & Combined Portfolio)
	Calvert SRI Equity	Calvert S&P 500 Index
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None

ANNUAL FUND OPERATING EXPENSES.   The following chart shows the Portfolio expenses that you pay each year as a % of the value of your investment.

	(Merging Portfolio)	(Acquiring Portfolio)	(Pro Forma Combined Portfolio)
	Calvert SRI Equity	Calvert S&P 500 Index	Calvert S&P 500 Index
Management Fees	0.70%	0.35%	0.35%
Other Expenses	0.74%	0.15%	0.12%
Total Annual Fund Operating Expenses	1.44%	0.50%	0.47%
Less Fee Waiver and/or Expense Reimbursement	(0.32%)[1]	(0.08%)[2]	(0.05%)[2]
Net Expenses	1.12%	0.42%	0.42%

1                      The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.12% through April 30, 2015. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

2  The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.42% through April 30, 2015. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

Calvert Income è Calvert Bond Index

SHAREHOLDER FEES.  The following chart shows the Portfolio fees that are paid directly from your investment.

	(Merging Portfolio)	(Acquiring Portfolio & Combined Portfolio)
	Calvert Income	Calvert Bond Index
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None

ANNUAL FUND OPERATING EXPENSES.   The following chart shows the Portfolio expenses that you pay each year as a % of the value of your investment.

	(Merging Portfolio)	(Acquiring Portfolio)	(Pro Forma Combined Portfolio)
	Calvert Income	Calvert Bond Index	Calvert Bond Index
Management Fees	0.70%	0.40%	0.40%
Other Expenses	0.43%	0.10%	0.09%
Total Annual Fund Operating Expenses	1.13%	0.50%	0.49%
Less Fee Waiver and/or Expense Reimbursement	(0.28%)[1]	—	—
Net Expenses	0.85%	0.50%	0.49%

1                      The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.85% through April 30, 2015. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

Examples. These examples are intended to help you compare the cost of investing in the Portfolios (both before and after the Reorganizations) with the cost of investing in other mutual funds.  The examples assume that:

•        You invest $10,000 in the Portfolio for the time periods indicated;

•        You reinvest all dividends and distributions;

•        Your investment has a 5% return each year;

•        The Portfolio's operating expenses remain the same;

•        Any Calvert expense limitation is in effect for the period indicated in the applicable fee table above; and

•        With respect to Calvert Russell 2000 Index, the estimated gross expenses of the underlying funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

The examples do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Calvert Small Cap è Calvert Russell 2000 Index

(Unaudited)	1 Year	3 Years	5 Years	10 Years
Merging Portfolio:
Calvert Small Cap	$106	$350	$614	$1,367
Acquiring Portfolio:
Calvert Russell 2000 Index	$74	$230	$398	$879
Combined Portfolio:
Calvert Russell 2000 Index	$75	$233	$403	$891

Calvert SRI Equity è Calvert S&P 500 Index

(Unaudited)	1 Year	3 Years	5 Years	10 Years
Merging Portfolio:
Calvert SRI Equity	$114	$424	$756	$1,697
Acquiring Portfolio:
Calvert S&P 500 Index	$43	$151	$267	$596
Combined Portfolio:
Calvert S&P 500 Index	$43	$145	$254	$563

Calvert Income è Calvert Bond Index

(Unaudited)	1 Year	3 Years	5 Years	10 Years
Merging Portfolio:
Calvert Income	$87	$331	$595	$1,350
Acquiring Portfolio:
Calvert Bond Index	$51	$160	$277	$612
Combined Portfolio:
Calvert Bond Index	$50	$157	$271	$600

PERFORMANCE

Bar Chart and Performance Table

The bar charts and tables below show each Merging Portfolio's annual returns and long-term performance in comparison to the annual returns and long-term performance of the applicable Acquiring Portfolio.  The charts and tables provide some indication of the risks of investing in the Acquiring Portfolio.  The chart for each Portfolio shows how the performance of that Portfolio has varied from year to year.  The tables compare the performance of the applicable Portfolio over time to that of (i) the Russell 2000 Growth Index in the case of Calvert Small Cap, (ii) the Russell 2000 Index in the case of Calvert Russell 2000 Index, (iii) the S&P 500 Index in the case of Calvert SRI Equity and Calvert S&P 500 Index, (iv) the Barclays U.S. Credit Index in the case of Calvert Income, and (v) the Barclays U.S. Aggregate Bond Index in the case of Calvert Bond Index.  Each index is a widely recognized, unmanaged index of common stock or bond prices. An index does not reflect fees or expenses, and it is not possible to invest directly in an index.  The tables also show the applicable Portfolio compared to (i) the Lipper VA Small-Cap Growth Funds Average in the case of Calvert Small Cap, (ii) the Lipper VA Small-Cap Core Funds Average in the case of Calvert Russell 2000 Index, (iii) the Lipper VA Large-Cap Growth Funds Average in the case of Calvert SRI Equity, (iv) Lipper VA S&P 500 Index Objective Funds Average in the case of Calvert S&P 500 Index, (v) the Lipper VA Corporate Debt Funds BBB Rated Average in the case of Calvert Income and (vi) Lipper VA Intermediate Investment Grade Debt Funds Average in the case of Calvert Bond Index, each of which is an average of the annual return of mutual funds that have an investment goal similar to that of the applicable Portfolio.

A Portfolio’s past performance does not necessarily indicate how that Portfolio will perform in the future.

The returns shown do not reflect fees and charges imposed under variable annuity and variable life insurance contracts through which an investment may be made.  If these fees and charges were included, they would reduce these returns.

Calvert Small Cap è Calvert Russell 2000 Index

 (Merging Portfolio)
Calvert Small Cap
Calendar Year Total Returns

[Note:  The returns shown are for the one year period ended 9/30 of each year.
          The returns will be updated to reflect data for the period ended 12/31.]

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	21.12%
Worst Quarter (of periods shown)	12/31/2008	-27.51%

(Acquiring Portfolio)

Calvert Russell 2000 Index

Calendar Year Total Returns

[Note:  The returns shown are for the one year period ended 9/30 of each year.

            The returns will be updated to reflect data for the period ended 12/31.]

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	20.65%
Worst Quarter (of periods shown)	12/31/2008	-26.18%

AVERAGE ANNUAL TOTAL RETURNS (as of September 30, 2013)

(Merging Portfolio)	1 Year	5 Years	10 Years	(Acquiring Portfolio)	1 Year	5 Years	10 Years
Calvert Small Cap	26.48%	13.25%	9.75%	Calvert Russell 2000 Index	29.13%	10.39%	8.96%
Russell 2000 Growth Index*	33.07%	13.17%	9.85%	Russell 2000 Index*	30.06%	11.15%	9.64%
Lipper VA Small-Cap Growth Funds Average	31.13%	13.31%	9.56%	Lipper VA Small-Cap Core Funds Average	29.85%	11.24%	9.31%

*   Reflects no deduction for fees or expenses.

Calvert SRI Equity è Calvert S&P 500 Index

 (Merging Portfolio)

Calvert SRI Equity

Calendar Year Total Returns

[Note:  The returns shown are for the one year period ended 9/30 of each year.

            The returns will be updated to reflect data for the period ended 12/31.]

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	18.41%
Worst Quarter (of periods shown)	12/31/2008	-24.41%

(Acquiring Portfolio)

Calvert S&P 500 Index

Calendar Year Total Returns

[Note:  The returns shown are for the one year period ended 9/30 of each year.

            The returns will be updated to reflect data for the period ended 12/31.]

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	15.85%
Worst Quarter (of periods shown)	12/31/2008	-21.91%

AVERAGE ANNUAL TOTAL RETURNS (as of September 30, 2013)

(Merging Portfolio)	1 Year	5 Years	10 Years	(Acquiring Portfolio)	1 Year	5 Years	10 Years
Calvert SRI Equity	16.88%	9.72%	7.23%	Calvert S&P 500 Index	18.87%	9.66%	7.19%
S&P 500 Index*	19.34%	10.02%	7.57%	S&P 500 Index*	19.34%	10.02%	7.57%
Lipper VA Large-Cap Growth Funds Average	20.09%	11.12%	7.61%	Lipper VA S&P 500 Index Objective Funds Average	18.86%	9.62%	7.21%

*   Reflects no deduction for fees or expenses.

Calvert Income è Calvert Bond Index

 (Merging Portfolio)

Calvert Income

Calendar Year Total Returns

[Note:  The returns shown are for the one year period ended 9/30 of each year.

            The returns will be updated to reflect data for the period ended 12/31.]

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	9.64%
Worst Quarter (of periods shown)	12/31/2008	-7.67%

(Acquiring Portfolio)

Calvert Bond Index

Calendar Year Total Returns

[Note:  The returns shown are for the one year period ended 9/30 of each year.

            The returns will be updated to reflect data for the period ended 12/31.]

	Quarter Ended	Total Return
Best Quarter (of periods shown)	12/31/2008	4.80%
Worst Quarter (of periods shown)	6/30/2013	-2.75%

AVERAGE ANNUAL TOTAL RETURNS (as of September 30, 2013)

(Merging Portfolio)	1 Year	5 Years	10 Years	(Acquiring Portfolio)	1 Year	5 Years	10 Years
Calvert Income	-0.85%	5.92%	4.68%	Calvert Bond Index	-2.52%	5.07%	4.30%
Barclays U.S. Credit Index*	-1.90%	8.54%	5.19%	Barclays U.S. Aggregate Bond Index*	-1.68%	5.41%	4.59%
Lipper VA Corporate Debt Funds BBB Rated Average	-0.96%	7.17%	5.06%	Lipper VA Intermediate Investment Grade Debt Funds Average	-1.41%	6.01%	4.56%

*   Reflects no deduction for fees or expenses.

* * *

Important information about each Acquiring Portfolio is also contained in management’s discussion of that Portfolio’s performance which appears in the most recent Annual Report and Semi-Annual Report of Calvert Variable Products, Inc. for Calvert Russell 2000 Index, Calvert S&P 500 Index and Calvert Bond Index.

PORTFOLIO MANAGEMENT

Management. The overall management of each Portfolio is the responsibility of, and is supervised by, the Board.

Investment Management. Calvert Investment Management, Inc. (“CIM” or the “Advisor”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Portfolios.  CIM is a subsidiary of Calvert Investments, Inc., which is an indirect subsidiary of Ameritas Mutual Holding Company (“Ameritas”). CIM provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Directors who are affiliated persons of and employed by CIM. It has been managing mutual funds since 1976. As of December 31, 2013, CIM was the investment advisor for 42 mutual fund portfolios and had over $[12.5] billion in assets under management.

Advisory Fees.

Calvert Small Cap è Calvert Russell 2000 Index

Under the investment advisory agreement between CIM and CVP, CIM receives an annual advisory fee of 0.35% with respect to Calvert Russell 2000 Index as a percentage of the Portfolio’s average daily net assets.  The advisory fee does not include administrative fees of 0.10% of the Portfolio’s average daily net assets.  A discussion regarding the basis for the approval by the Board of the Portfolio’s investment advisory agreement is available in the most recent Annual Report for Calvert Russell 2000 Index covering the fiscal year ended December 31.

Calvert SRI Equity è Calvert S&P 500 Index

Under the investment advisory agreement between CIM and CVP, CIM receives an annual advisory fee of 0.25% with respect to Calvert S&P 500 Index as a percentage of the Portfolio’s average daily net assets.  The advisory fee does not include administrative fees of 0.10% of the Portfolio’s average daily net assets.  A discussion regarding the basis for the approval by the Board of the Portfolio’s investment advisory agreement is available in the most recent Annual Report for Calvert S&P 500 Index covering the fiscal year ended December 31.

Calvert Income è Calvert Bond Index

Under the investment advisory agreement between CIM and CVP, CIM receives an annual advisory fee of 0.30% with respect to Calvert Bond Index as a percentage of the Portfolio’s average daily net assets.  The advisory fee does not include administrative fees of 0.10% of the Portfolio’s average daily net assets.  A discussion regarding the basis for the approval by the Board of the Portfolio’s investment advisory agreement is available in the most recent Annual Report for Calvert Bond Index covering the fiscal year ended December 31.

Subadvisor and Portfolio Manager for the Acquiring Portfolios.

Information is provided below identifying each individual and/or member of the team who is employed by or associated with the Subadvisor of each Acquiring Portfolio and who are jointly and primarily responsible for the day-to-day management of each Acquiring Portfolio.

Ameritas Investment Partners, Inc. (“AIP”), 390 North Cotner Blvd., Lincoln, NE 68505, is the investment subadvisor to each Acquiring Portfolio. AIP, a wholly-owned subsidiary of Ameritas Mutual Holding Company, was organized in 1984 under the laws of the State of Nebraska.  AIP is an affiliate of CIM.

The Portfolio Managers of each Acquiring Portfolio are set forth below.  The CVS/CVP SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in each Acquiring Portfolio.

Calvert Russell 2000 Index and Calvert S&P 500 Index

Name of Portfolio Manager	Title	Length of Time Managing Portfolio	Business Experience During Last 5 Years	Role on Management Team
Gary R. Rodmaker, CFA	Managing Director, AIP	Since December 1995	Managing Director of AIP	Team Leader
Kevin L. Keene, CFA	Assistant Portfolio Manager, AIP	Since November 2008	Assistant Portfolio Manager for AIP, since April 2013; Senior Analyst for AIP, Nov. 2011 - April 2013; Equity Index and Derivatives Analyst for AIP, 2008 - Nov. 2011	Team Member

Calvert Bond Index

Name of Portfolio Manager	Title	Length of Time Managing Portfolio	Business Experience During Last 5 Years	Role on Management Team
Gary R. Rodmaker, CFA	Managing Director, AIP	Since March 2003	Managing Director of AIP	Team Leader
D. Scott Keller, CFA	Portfolio Manager, AIP	Since April 2006	Portfolio Manager for AIP since 2009; Assistant Portfolio Manager for AIP, 2006 to 2009	Team Member

Other Management Arrangements.

Calvert Investment Distributors, Inc. (“CID”), a subsidiary of Calvert Investments, Inc. and an affiliate of CIM, is the principal underwriter and distributor of the Portfolios.

Boston Financial Data Services, Inc., a subsidiary of State Street Bank & Trust Company, N.A., is the transfer agent and dividend disbursing agent for the Portfolios.

Calvert Investment Services, Inc., a subsidiary of Calvert Investments, Inc. and an affiliate of CIM, is the shareholder servicing agent for the Portfolios.

Calvert Investment Administrative Services, Inc., a subsidiary of Calvert Investments, Inc. and an affiliate of CIM, is the administrator for the Portfolios.

REASONS FOR THE REORGANIZATIONS

The Board believes that the Reorganizations are in the best interests of the Merging Portfolios and their respective shareholders.  At a Board Meeting held on December 11, 2013, the Board reviewed various challenges to the continuing viability of the Merging Portfolios.  These challenges include, with respect to each Merging Portfolio: (i) stagnant or declining assets over the last three years, (ii) the failure of the Merging Portfolio to achieve scale despite having been in existence for ten or more years, (iii) the fact that a substantial portion of the Merging Portfolio’s assets are invested through variable annuity and variable life insurance products that are closed to new sales, (iv) the Merging Portfolio’s diminished ability to grow assets because it is not an available investment option in the  model portfolios of the insurance companies affiliated with Ameritas, (v) very limited opportunities to offer the Merging Portfolio through variable annuity and variable life insurance products of competing insurance companies, and (vi) increased competition from other investment options as variable product providers have shifted towards alternative investment options, especially passively managed funds or volatility managed funds.  CIM accordingly recommended the reorganization of each Merging Portfolio into the respective Acquiring Portfolio.  In connection with its consideration of these matters, the Board was also advised by counsel to the Independent Directors of its fiduciary responsibilities to the shareholders of each Merging Portfolio and the legal issues involved.

In addition, the Board considered a number of additional factors, including, but not limited to: (i) the capabilities, investment experience, and resources of AIP; (ii) the expenses and advisory fees applicable to each Merging Portfolio before the applicable Reorganization and the pro forma expense ratios for shareholders in the respective

  Acquiring Portfolio following the Reorganization; (iii) the terms and conditions of each Reorganization Plan and the expectation that each Reorganization would not result in a dilution of the interests of the shareholders in the applicable Merging Portfolio; (iv) the economies of scale expected to be realizable as a result of each Reorganization; (v) the costs estimated to be incurred to complete each Reorganization; (vi) the current size and future growth prospects of each Merging Portfolio in comparison to the anticipated future growth prospects of each Acquiring Portfolio; (vii) the similarity of the investment objective, principal investment strategies, fundamental investment restrictions and principal risks of each Merging Portfolio and the respective Acquiring Portfolio; (viii) the performance of each Acquiring Portfolio in comparison to the related Merging Portfolio; and (ix) the anticipated non-taxable treatment of each Reorganization for federal income tax purposes.  Thus, when considering all of the above factors, the Board determined that the Reorganization of each Merging Portfolio into the respective Acquiring Portfolio would be in the best interest of each Merging Portfolio and its shareholders.

After this discussion, and following a further review of the materials and the terms of each proposed Reorganization Plan, the Board, including the Independent Directors, approved each Reorganization and recommended its approval by the shareholders of the applicable Merging Portfolio.  In connection with the approval of each Reorganization, the Board noted that (i) since the value of Calvert Russell 2000 Index, Calvert S&P 500 Index or Calvert Bond Index shares, as applicable, to be received by Merging Portfolio shareholders will be equal to the value of the Merging Portfolio shares surrendered in exchange therefor, shareholders of each Merging Portfolio will not experience any dilution in the value of their investment as a result of the Reorganization, and (ii) each Merging Portfolio will receive an opinion of counsel that the exchanges contemplated by the applicable Reorganization Plan are tax-free for federal income tax purposes.

The Board also concluded that the proposed Reorganizations would be in the best interests of each Acquiring Portfolio after considering, among other things, (i) the economies of scale expected to be realizable as a result of the Reorganizations, (ii) that shareholders of each Acquiring Portfolio will not experience any dilution in the value of their investment as a result of each Reorganization, and (iii) that each Acquiring Portfolio will receive an opinion of counsel that the exchanges contemplated by each Reorganization Plan are tax-free for federal income tax purposes.  Accordingly, the Board, including the Independent Directors, approved each Reorganization on behalf of each Acquiring Portfolio.

INFORMATION ABOUT EACH REORGANIZATION

The following summary of each Reorganization is qualified in its entirety by reference to the applicable Reorganization Plan, a copy of which is attached as Exhibit A (Small Cap Reorganization), Exhibit B (Large Cap Reorganization) and Exhibit C (Fixed Income Reorganization) to this Prospectus/Proxy Statement.  The material terms of each Reorganization Plan are identical.

Plans of Reorganization. The Reorganization Plans provide that each Acquiring Portfolio will acquire all the assets of the respective Merging Portfolio in exchange for shares of that Acquiring Portfolio, which in the case of Calvert Russell 2000 Index will be Class I shares. If approved by shareholders, each Reorganization is expected to be completed on or about April 30, 2014 or such earlier or later date as the parties may mutually agree (the “Closing Date”).  Prior to the Closing Date, each Merging Portfolio will endeavor to discharge all of its known liabilities and obligations.

The value of the full and fractional shares of each Acquiring Portfolio to be issued to Record Holders of the related Merging Portfolio will equal the value of the shares of that Merging Portfolio outstanding immediately prior to the respective Reorganization. Portfolio securities of each Merging Portfolio will be valued in accordance with the valuation practices of that Merging Portfolio.

Prior to each Reorganization, the Merging Portfolio will issue a dividend to distribute to its Record Holders any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Closing Date not previously distributed (after reductions for any capital loss carryforward).  Each Reorganization will be accounted for by the method of accounting commonly used by open-end investment companies.

As soon as practicable after the Closing Date, each Merging Portfolio will liquidate and distribute pro rata to its Record Holders as of the close of business on the Closing Date full and fractional shares of the respective Acquiring Portfolio at a total net asset value equal to the value of the Record Holder’s shares of that Merging Portfolio computed as of the close of business on the Valuation Date (the business day immediately preceding the Closing Date). This method of valuation is consistent with interpretations of Rule 22c-1 under the 1940 Act by the SEC’s Division of Investment Management. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of each Acquiring Portfolio, representing the respective pro rata number of full and fractional shares of that Acquiring Portfolio due Record Holders of the respective Merging Portfolio. Share certificates will not be issued in connection with the Reorganizations.

The consummation of each Reorganization Plan is subject to the conditions set forth therein, including the approval of each Reorganization Plan by the lesser of (i) 67% or more of the shares of the applicable Merging Portfolio entitled to vote and present at the Meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the applicable Merging Portfolio entitled to vote. The votes of the shareholders of each applicable Acquiring Portfolio are not being solicited because their approval or consent is not necessary for the Reorganization.

Representations, Warranties and Agreements. Both parties to each Reorganization shall have complied with their respective responsibilities under the applicable Reorganization Plan, the respective representations and warranties contained in that Reorganization Plan shall be true in all material respects as of the Closing Date, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of either Portfolio which is a party to that Reorganization Plan since December 31, 2013. Both parties to each Reorganization shall produce certificates satisfactory in form and substance indicating that they have met the terms of that Reorganization Plan.

Tax Opinions. Assuming each shareholder’s policy or contract is treated as a variable annuity for federal income tax purposes, each shareholder will not recognize taxable income as a result of the applicable Reorganization.

Both Portfolios involved in a Reorganization shall have received an opinion of counsel, addressed to the applicable Portfolios and in form and substance satisfactory to each Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code (the “Code”) to the applicable Merging Portfolio and Acquiring Portfolio, and the separate accounts through which the Insurance Companies own shares of the Merging Portfolios’ stock.  For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the applicable Reorganization Plan, this Prospectus/Proxy Statement, and on other written representations of the applicable Merging Portfolio and Acquiring Portfolio.  With respect to each Reorganization, counsel will opine, based on the facts and assumptions stated in the applicable legal opinion, that for federal income tax purposes:

  The transfer of all of the assets of the Merging Portfolio in exchange for shares of the Acquiring Portfolio followed by the distribution of those shares pro rata to the separate accounts as shareholders of the Merging Portfolio in liquidation thereof will constitute a “reorganization” within the meaning of §368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Acquiring Portfolio and the Merging Portfolio will each be “a party to the Reorganization” within the meaning of §368(b) of the Code.

  No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Merging Portfolio solely in exchange for Acquiring Portfolio shares.

  No gain or loss will be recognized by the Merging Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares, or upon the distribution (whether actual or constructive) of such shares to the separate accounts as shareholders of the Merging Portfolio in exchange for their Merging Portfolio shares.

  No gain or loss will be recognized by the separate accounts as shareholders of the Merging Portfolio upon the exchange of their Merging Portfolio shares for Acquiring Portfolio shares in liquidation of the Merging Portfolio.

  The aggregate tax basis of the Acquiring Portfolio shares received by each separate account as a shareholder of the Merging Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Merging Portfolio shares held by such separate account shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio shares received by each separate account as a shareholder of the Merging Portfolio will include the period during which the shares of the Merging Portfolio exchanged therefor were held by such separate account shareholder (provided the shares of the Merging Portfolio were held as a capital asset on the date of the Reorganization).

  The tax basis of the assets of the Merging Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

  The Acquiring Portfolio will succeed to and take into account the capital loss carryovers of the Merging Portfolio described in section 381(c) of the Code.  The Acquiring Portfolio will take any such capital loss carryovers into account subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and regulations thereunder.

Amendment and Termination.  Each Reorganization Plan may be amended by mutual written consent of the parties to that Reorganization Plan authorized by the Board of each party.  Each Reorganization Plan may be amended before or after it has been approved by shareholders of the applicable Merging Portfolio, but following its approval by shareholders, no amendment may be made that substantially changes the terms of that Reorganization Plan. Each Reorganization Plan may be terminated, and the respective Reorganization abandoned, at any time prior to the Closing Date by either party to that Reorganization Plan upon notice to the other party, whether before or after approval by shareholders of the applicable Merging Portfolio, or by either party by notice to the other party at any time prior to the Closing Date if any material condition to its performance under that Reorganization Plan or a material covenant of the other party set forth in that Reorganization Plan has not been fulfilled, or a material default or material breach of that Reorganization Plan is made by the other party.

Reorganization Expenses and Fees.  In accordance with each Reorganization Plan, the applicable Merging Portfolio is responsible for the payment of expenses incurred in connection with that Reorganization.  However, since the expense ratio for each Merging Portfolio exceeds the applicable expense limitation for that Portfolio, the expenses for each Reorganization will effectively be borne by CIM.  The aggregate expenses are estimated to be approximately $29,000 for the Small Cap Reorganization, $13,000 for the Large Cap Reorganization and $25,000 for the Fixed Income Reorganization to cover all legal and accounting fees and expenses, printing expenses, and other fees and expenses incurred in connection therewith.  The fees described above do not include the transaction costs associated with repositioning the portfolio securities in connection with each Reorganization, which are excluded from the Portfolios’ contractual expense limitations.  The transaction costs associated with the repositioning of portfolio securities for the Small Cap Reorganization, Large Cap Reorganization and Fixed Income Reorganization are estimated to be $10,500, $1,100 and $35,000, respectively.  See “Synopsis – Investment Objectives and Principal Investment Strategies – Sale of Merging Portfolio Securities” above.

Description of Shares of the Acquiring Portfolios. In accordance with the procedures under each Reorganization Plan as described above, each Record Holder of the Merging Portfolio will receive that number of full and fractional shares of the respective Acquiring Portfolio equal in value at the Valuation Date to the value of the shares of the Merging Portfolio then held by such Record Holder.  Each share will be fully paid and non-assessable when issued and transferable without restrictions and will have no preemptive or conversion rights.  In the case of the Small Cap Reorganization, each Record Holder will receive Class I shares of Calvert Russell 2000 Index.

The shares of each Acquiring Portfolio are sold at NAV without any front-end or deferred sales charges and are not subject to distribution-related or shareholder-servicing related fees. Because each transfer will be effected at NAV without the imposition of a sales charge, the Record Holders of each Merging Portfolio will receive shares of the respective Acquiring Portfolio without paying any front-end sales charge or a contingent deferred sales charge as a result of the applicable Reorganization.

After a Reorganization, to the extent that your Policy remains invested in shares of an Acquiring Portfolio, the value of your Policy interest will depend on the performance of that Acquiring Portfolio, rather than that of the respective Merging Portfolio.

Following the Reorganizations, the shares of the Acquiring Portfolios will be sold only to insurance companies for allocation to their separate accounts to fund the benefits under variable annuity contracts and variable life insurance policies issued by such companies, and to certain pension or retirement plans that are qualified plans under federal tax law. The interest of a policy or contract owner or plan participant in the shares will be subject to the terms of the particular annuity or life insurance policy or plan through which such shares are held, as described in the prospectus for the applicable policy or contract or in the applicable plan documents.

Federal Income Tax Consequences. Each Reorganization Plan is intended to be a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code, as applicable.  Opinions of counsel are not binding on the Internal Revenue Service or the courts.  If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the consequences described above would not be applicable, and Record Holders could recognize a gain or loss on the transaction.  However, because the separate accounts that hold the Merging Portfolios are permitted to defer income taxes, no tax liability would result from any such gain and no tax benefit would result from any such loss.

Since the Record Holders of the Portfolios are insurance companies, this Prospectus/Proxy Statement does not contain a detailed discussion of federal income tax consequences at the shareholder level. For information concerning federal tax consequences to purchasers of variable contracts or life insurance policies, see the prospectuses for the contracts or policies.

Effect of the Reorganizations on Capital Loss Carryforwards.   Calvert Small Cap and Calvert Russell 2000 Index do not have any capital loss carryforwards.  The capital loss carryforwards as of December 31, 2012 related to the Large Cap Reorganization and the Fixed Income Reorganization are shown in the tables below.

Expiration Date	Capital Loss Carryforwards
	Calvert SRI Equity	Calvert S&P 500 Index
December 31, 2013	$0	$1,605,840
December 31, 2015	$0	$2,330,473
December 31, 2016	$0	$ 280,386
December 31, 2017	$0	$2,509,534
December 31, 2018	$0	$2,611,900

Expiration Date	Capital Loss Carryforwards
	Calvert Income	Calvert Bond Index
December 31, 2015	$2,920,797	$0
December 31, 2016	$1,237,349	$0
December 31, 2017	$1,654,294	$0
December 31, 2018	$ 175,128	$0

If a Reorganization is not consummated, the capital loss carryforwards of each related Portfolio should be available to offset any net realized capital gains of that Portfolio through the expiration date shown in the applicable table above.  For the capital loss carryforwards acquired in a previous reorganization by Calvert S&P 500 Index and Calvert Income, the use of these capital losses may be subject to limitations.  It is anticipated that no distributions of net realized capital gains would be made by any Portfolio that has a capital loss carryforward until the capital loss carryforwards expire or are offset by net realized capital gains.

If a Reorganization is consummated, the applicable Acquiring Portfolio will be constrained in the extent to which it can use the capital loss carryforwards of the related Merging Portfolio because of limitations imposed by the Code, on the occurrence of an ownership change. Each Acquiring Portfolio should be able to use each calendar year a capital loss carryforward in an amount equal to the net asset value of the related Merging Portfolio on the Closing Date multiplied by a long-term tax-exempt rate calculated by the Internal Revenue Service. If the amount of such a loss is not used in one year, it may be added to the amount available for use in the next year. For 2014, the amount of capital loss carryforwards that may be used under the formula will be further reduced to reflect the number of days remaining in the year following the Closing Date, which is currently anticipated to be on or about April 30, 2014.

CIM believes that the anticipated benefits outweigh the uncertain potential detriment resulting from the partial loss of capital loss carryforwards, since the Record Holders, as separate accounts of the Insurance Companies, pay no tax on their income.

Expenses. After the consummation of each Reorganization, the total operating expenses of each Acquiring Portfolio, as a percent of net assets, are estimated to be less than the current operating expenses of the related Merging Portfolio.  Certain administrative and fixed costs, such as set up fees for printing prospectuses, semi-annual and annual reports and proxy statements, legal expenses, audit fees, registration fees, and other similar expenses would be spread across a larger asset base, thereby reducing the expense ratio borne by each Acquiring Portfolio.  These efficiencies are not reflected in the Pro Forma Combined Portfolio expenses shown in the tables under “Expense Comparison”.  In addition, in each case, the advisory fees for the Acquiring Portfolio are lower than the advisory fees for the related Merging Portfolio because the Acquiring Portfolio is a passively managed portfolio whereas the Merging Portfolio is an actively managed portfolio.

Capitalization. The beneficial interests in CVS are represented by 32,500,000,000 authorized transferable shares of common stock, par value $0.01 per share. The beneficial interests in CVP are represented by 1,130,000,000 authorized transferable shares of common stock, par value $0.10 per share. The Articles of Incorporation of each Fund permit the Board to allocate shares into classes or series, with rights determined by the Board, without shareholder approval.

The following tables show the capitalization of each Merging Portfolio and the respective Acquiring Portfolio as of June 30, 2013, and on a pro forma basis the capitalization of the respective Combined Portfolio as of that date, giving effect to the proposed acquisitions of assets at net asset value.

Calvert Small Cap è Calvert Russell 2000 Index

Capitalization	(Merging Portfolio)	(Acquiring Portfolio)	Pro Forma Adjustments*	(Pro Forma Combined Portfolio)
	Calvert Small Cap	Calvert Russell 2000 Index (Class I)		Calvert Russell 2000 Index ** (Class I)
Net Assets	$25,270,099	$119,376,286	($10,500)	$144,635,885
Shares Outstanding	474,915	1,657,861	(124,136)	2,008,640
Net Asset Value per Share	$53.21	$72.01	---	$72.01

Calvert SRI Equity è Calvert S&P 500 Index

Capitalization	(Merging Portfolio)	(Acquiring Portfolio)	Pro Forma Adjustments*	(Pro Forma Combined Portfolio)
	Calvert SRI Equity	Calvert S&P 500 Index		Calvert S&P 500 Index **
Net Assets	$9,247,577	$337,226,951	($1,100)	$346,473,428
Shares Outstanding	393,506	3,427,276	(299,538)	3,521,244
Net Asset Value per Share	$23.50	$98.40	---	$98.40

Calvert Income è Calvert Bond Index

Capitalization	(Merging Portfolio)	(Acquiring Portfolio)	Pro Forma Adjustments*	(Pro Forma Combined Portfolio)
	Calvert Income	Calvert Bond Index		Calvert Bond Index **
Net Assets	$34,935,407	$201,419,625	($35,000)	$236,320,032
Shares Outstanding	2,166,356	3,698,640	(1,525,511)	4,339,485
Net Asset Value per Share	$16.13	$54.46	---	$54.46

*              The estimated reorganization expenses, which will be borne by the applicable Merging Portfolio, are $29,000 for the Small Cap Reorganization, $13,000 for the Large Cap Reorganization and $25,000 for the Fixed Income Reorganization.  However, each Merging Portfolio is subject to a contractual expense limitation and, in each such case, the expense ratio of each Merging Portfolio is higher than the applicable expense limitation.  Therefore, the reorganization expenses will effectively be borne by CIM.  In addition, it is expected that the repositioning of portfolio securities in connection with the Small Cap Reorganization, Large Cap Reorganization and Fixed Income Reorganization will result in transaction costs of approximately $10,500, $1,100 and $35,000, respectively.  These costs are excluded from the Portfolios’ contractual expense limitations and will reduce the net assets of the Pro Forma Combined Portfolio.  See “Information About the Reorganization – Reorganization Fees and Expenses”.

**           The pro forma combined net assets do not reflect adjustments with respect to distributions prior to the Reorganizations. The actual exchange ratio will be determined based on the relative net asset value per share and the number of shares outstanding of each Portfolio on the acquisition date.

SHAREHOLDER INFORMATION FOR THE ACQUIRING PORTFOLIOS

The discussion in this section reflects information that applies equally to the Acquiring Portfolios and the Merging Portfolios.

Share Classes.  Each Merging Portfolio, Calvert S&P 500 Index and Calvert Bond Index offer only one class of shares.  Calvert Russell 2000 Index offers Class F shares and Class I shares.   Pursuant to the terms of the Reorganization Plan for the Small Cap Reorganization only Class I shares will be issued in exchange for the assets of Calvert Small Cap.  Class F shares will not be issued pursuant to the terms of the Reorganization Plan for the Small Cap Reorganization.

Purchase, Exchange and Redemption of Shares.  The shares of each Portfolio are offered, without sales charge, only for purchase by Insurance Companies for allocation to their separate accounts (collectively, the “Variable Accounts”) to fund the benefits under the Policies issued by the Insurance Companies.  Shares are purchased by the Variable Accounts at the net asset value (“NAV”) of the Portfolio next determined after the applicable Insurance Company receives the premium payment.  The shares of each Portfolio are continuously offered at a price equal to the NAV per share.  Initial and subsequent payments allocated to a Portfolio are subject to the limits in the applicable Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in a Portfolio, although currently neither the Insurance Companies nor the Funds foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company.  The Board intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of each Portfolio to make benefit and surrender payments under the terms of the Policies.  Redemptions are processed on any day on which the applicable Fund is open for business (each day the New York Stock Exchange (“NYSE”) is open), and are effected at the Portfolio’s NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form.  There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be wired because banks are closed.

Payment for redeemed shares will be made promptly, but in no event later than seven days after receiving a redemption request.  Each Portfolio reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable.  The amount received upon redemption of the shares of a Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by that Portfolio.  Each Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of that Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash).  A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor.  The investor will also bear any market risks associated with the portfolio security until the security can be sold.

The Funds reserve the right to terminate or modify the exchange privilege with 60 days’ written notice.  The Policy prospectus indicates whether an insurance company charges any fees for moving a shareholder’s assets from one investment option to another.  No fees for exchanges are charged by the Portfolios.

How Shares are Priced.    The price of shares is based on the applicable Portfolio’s NAV.  The NAV is computed by adding the value of the Portfolio’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

Each Portfolio’s NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET).  Each Portfolio is open for business each day the NYSE is open.

If a Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open.  As a result, the value of the Portfolio’s shares may change on days when you will not be able to buy or sell shares.

Generally, portfolio securities and other assets are valued based on market quotations.  Debt securities are valued utilizing the average bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.

Under the oversight of the Board and pursuant to each Portfolio’s valuation procedures adopted by the Board, CIM determines when a market quotation is not readily available or reliable for a particular security.  Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of CIM, as determined in good faith under consistently applied procedures under the general supervision of the Board.  No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, CIM, pursuant to the Funds’ valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Revenue Sharing.  CIM, Calvert Investment Distributors, Inc. (the Portfolios’ distributor), and/or their affiliates make payments, out of their own assets and not as an additional charge to the Portfolio, to financial intermediaries in connection with the sale and/or distribution of Portfolio shares or the retention and/or servicing of portfolio investors and portfolio shares (“revenue sharing”). These payments are not reflected as additional expenses in the fee table contained in this Prospectus/Proxy Statement. The recipients of these payments may include the Portfolios’ distributor and other affiliates of CIM, as well as non-affiliated broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the Portfolio, including your financial intermediary. The total amount of these payments may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any Portfolio-related marketing or shareholder servicing activities.

Revenue sharing payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Portfolio to you. You may contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments also benefit CIM, the Portfolios’ distributor and their affiliates to the extent the payments result in more assets being invested in the Portfolio on which fees are being charged.

Market Timing Policy.  In general, each Portfolio is designed for long-term investment and not as a frequent or short-term trading (“market timing”) vehicle. The Portfolios do not accommodate frequent purchases and redemptions of its shares. Accordingly, the Board has adopted policies and procedures in an effort to detect and prevent market timing in each Portfolio. The Board believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of CIM and the applicable Subadvisor to implement a Portfolio’s investment strategies. In addition, market timing can disrupt the management of a Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. Each Portfolio or the distributor at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that any Portfolio or the Portfolios’ distributor will detect or prevent market timing activity.

Shareholders may hold the shares of a Portfolio through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by the Board. In formulating their market timing policies, these financial intermediaries may or may not seek input from the Portfolios’ distributor regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Board. The Board has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of a Portfolio through an omnibus account if the financial intermediary’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact the Portfolios’ distributor to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Board. In the event of any such authorization, shareholders should contact the financial intermediary through which the shares of a Portfolio are held for more information on the market timing policies that apply to those shares.

Shares of each Portfolio are generally held through Variable Accounts.  Each Portfolio is available as an investment option under a number of different variable insurance products.  Calvert monitors cashflows of each Portfolio to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner. Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio’s ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in each Portfolio, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolio. Calvert will seek full cooperation from the financial intermediary maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

Each Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange order accepted by any Policy owner’s financial intermediary. In such case, orders are canceled within one business day, and the purchase price is returned to the investor. Each Portfolio and the Portfolios’ distributor also may modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice), or withdraw all or any part of the offering of shares of the Portfolio.

Dividends and Distributions.  It is the intention of each Portfolio to distribute substantially all of its net investment income, if any on an annual basis. For dividend purposes, net investment income of the Portfolio consists of all interest income and dividends declared on investments, less expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are made to the Insurance Companies, not Policy owners, and are reinvested in additional shares of the Portfolio at NAV rather than cash.

Taxes.  As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Each Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.   Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance Policies, see the prospectuses for the Policies.

Each Portfolio also intends to comply with the diversification requirements of section 817 of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts.

Disclaimers.

Frank Russell

The Russell 2000 Growth Index and the Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company.  The Acquiring Portfolios are not promoted, sponsored or endorsed by, nor in any way affiliated with the Frank Russell Company. Frank Russell is not responsible for and has not reviewed this Prospectus/Proxy Statement, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

S&P

"Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500", "500", "S&P 500 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Acquiring Portfolios.  The Acquiring Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the beneficial owners of the Acquiring Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Acquiring Portfolios particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Acquiring Portfolios is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to the Acquiring Portfolios. S&P has no obligation to take the needs of the Acquiring Portfolios or the beneficial owners of the Acquiring Portfolios into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Acquiring Portfolios or the timing of the issuance or sale of the Acquiring Portfolios or in the determination or calculation of the equation by which the Acquiring Portfolios are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Acquiring Portfolios.

INFORMATION ON SHAREHOLDER RIGHTS

Each Merging Portfolio is a separate series of CVS, an open-end management investment company registered with the SEC under the 1940 Act that is organized as a Maryland corporation. Each Acquiring Portfolio is a series of CVP, an open-end management investment company registered with the SEC under the 1940 Act that is organized as a Maryland corporation.  Based upon a comparison of the respective organizational documents (i.e., the Articles of Incorporation and By-Laws) of the Funds, there are no material differences with respect to shareholder rights.

The following provides a brief summary of certain aspects of the organizational documents of each Fund and is not a complete description of those documents or applicable law.  For more complete information, shareholders should refer directly to the provisions of the Articles of Incorporation and By-Laws of the applicable Fund and Maryland and federal law.

Shareholder Liability.  Under Maryland law, shareholders of each Portfolio have no personal liability for the acts or obligations of that Portfolio or of the applicable Fund.

Shareholder Meetings and Voting Rights.  Neither Fund is required to hold annual meetings of shareholders.

With respect to each Fund, a shareholder meeting may be called by the Chairman of the Board at any time at the direction of the Board, or by the Secretary of the Fund upon written request of the holders of not less than 25% of the outstanding shares entitled to vote at the meeting, or as required by law or regulation. A majority of the outstanding shares of each Merging Portfolio or Acquiring Portfolio entitled to vote, present in person or represented at the meeting by proxy, constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority of the shares represented (greater than 50%) of each Merging Portfolio or Acquiring Portfolio, as applicable, is sufficient to act on a matter, unless a larger or different vote is required by law, including the 1940 Act.  Shareholders of each Acquiring Portfolio or Merging Portfolio vote separately, by Portfolio, as to matters that affect only their particular Portfolio.  Each share of a Portfolio is entitled to one vote and each fractional share amount is entitled to a proportional fractional vote. Shares of each Portfolio have non-cumulative voting rights.

Liquidation.  In the event of liquidation or dissolution, the shareholders of a Portfolio being liquidated are entitled to receive, when and as declared by the Board, the excess of the assets belonging to that Portfolio over the liabilities incurred by that Portfolio, distributed among the shareholders in proportion to the number of shares of such Portfolio held by them on the date of distribution.

Liability and Indemnification of Directors.  A current or former member of the Board who is a party, or threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of his or her service as a Board member may be indemnified against expenses, judgments, penalties, fines and amounts paid in settlement incurred in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the applicable Fund, and with respect to a criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful.  A Board member may not be indemnified against any liabilities to a Fund or its shareholders if he or she has been adjudged to have engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a court determines that indemnification is proper in view of the circumstances of the case.  Indemnification, unless ordered by a court, may be made only after a determination that the Board member has met the applicable standard of conduct by: (i) a majority vote of a quorum of the Board members who are not parties to the action; (ii) a majority vote of a committee of the Board comprised of individuals who are not parties to the action; (iii) a special counsel selected by (a) a majority vote of a quorum of the Board members who are not parties to the action, (b) a majority vote of a committee of the Board comprised of individuals who are not parties to the action or (c) if there are fewer than two Board members who are not parties to the action, by the Board; or (iv) by the shareholders (without giving effect to any shares owned by or voted under the control of a Board member who is a party to the action).

GENERAL INFORMATION ABOUT THE PORTFOLIOS

Information about each Portfolio is included in a prospectus.  Further information is included in each Portfolio’s Statement of Additional Information. The Prospectus and SAI for each Portfolio are dated April 30, 2013. The CVS/CVP SAI was revised on November 26, 2013.  You may obtain additional copies of the Prospectus and SAI for a Portfolio, or copies of this Prospectus/Proxy Statement and the Reorganization SAI, by calling or writing the applicable Portfolio at the address and phone number appearing below. Semi-Annual and Annual Reports of each Portfolio are also available by writing the applicable Portfolio at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or by calling 800-368-2745.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, files proxy materials, reports, and other information with the Securities and Exchange Commission (Calvert Variable Series, Inc., File No. 811-03591, and Calvert Variable Products, Inc., File No. 811-04000). These reports and other information filed by CVS or CVP can be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. 20549.  Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549 at prescribed rates. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains reports, other information, and proxy statements filed for the Portfolios.

FINANCIAL STATEMENTS

The Annual Report to shareholders of each Portfolio for the period ended December 31, 2012, as well as the financial statements and financial highlights for the period indicated therein, have been incorporated by reference herein and into the Registration Statement in reliance upon the reports of KPMG LLP, independent accountants to each Portfolio, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

VOTING INFORMATION

Voting instructions (proxies) from the shareholders of each Merging Portfolio are being solicited by the CVS Board for a Joint Special Meeting of Shareholders to be held in the Tenth Floor Conference Room of Calvert Investments, Inc., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 9:00 a.m., Eastern Time, on Friday, April 18, 2014, or at such later time or date made necessary by adjournment.

The Board is soliciting proxies by U.S. mail. Additional solicitations may be made by telephone, computer communications, facsimile, or other such means, or by personal contact by officers or employees of CVS, who will receive no additional compensation for doing so, or by Computershare, a firm which may be retained, if necessary, to assist in the solicitation of voting instructions and in the distribution and tabulation of proxies.

Quorum.  With respect to each Merging Portfolio, the holders of a majority of the issued and outstanding shares of that Merging Portfolio entitled to vote, represented in person or by proxy, constitute a quorum at the Meeting.  Shares of a Merging Portfolio held by shareholders present in person or represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum of that Merging Portfolio and for calculating the votes cast on the issues before the Meeting related to that Merging Portfolio.

Adjournment. In the event that a quorum is not present at the Meeting with respect to any Merging Portfolio, the shareholders of that Merging Portfolio present or represented by proxy at the Meeting may adjourn the Meeting from time to time until a quorum is present. Any such adjournment will require the affirmative vote of a majority of those shares of the applicable Merging Portfolio represented at the Meeting in person or by proxy.  In the event that a quorum is present but sufficient votes to approve the respective proposal described in this Prospectus/Proxy Statement are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies or to obtain the vote required for approval of the proxy proposal. If a quorum is present, and an adjournment is proposed, the persons named as proxies will vote those proxies which they are entitled to vote FOR the proxy proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the proxy proposal against any such adjournment. A shareholder vote may be taken prior to adjournment of the Meeting on the applicable proxy proposal in this Prospectus/Proxy Statement if sufficient votes have been received and it is otherwise appropriate.

Vote Required. If a quorum is present at the Meeting, the affirmative vote of “a majority of the outstanding voting securities”, as defined in the 1940 Act, of each Merging Portfolio who are eligible to vote on the proxy proposal is required for approval of the applicable Reorganization Plan. This means that the proxy proposal must be approved by the lesser of:

  67% or more of the shares of that Merging Portfolio entitled to vote and present at the Meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present in person or represented by proxy, or more than 50% of the outstanding shares of that Merging Portfolio entitled to vote.

Method of Voting. In addition to voting in person at the Meeting, shareholders may also vote via the internet at www.proxy-direct.com, via telephone by calling 1-866-298-8476 or by marking, signing, dating and mailing the proxy card received with this Prospectus/Proxy Statement. Timely, properly executed proxies will be voted as instructed by shareholders, and will be voted “FOR” the applicable proposal if the proxy contains no voting instructions.

Revocation. A shareholder may revoke his or her proxy at any time before it is exercised by: (1) delivering written notice of revocation addressed to the Secretary of CVS prior to the Meeting, (2) submitting, prior to the Meeting, a properly-executed proxy bearing a later date, or (3) attending and voting in person at the Meeting and giving oral notice of revocation to the Chairman of the Meeting. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.

Abstentions and Broker Non-Votes. Proxies that reflect abstentions and “broker non-votes” will be counted as shares of the applicable Merging Portfolio that are present and entitled to vote for purposes of determining the presence of a quorum but do not represent votes cast with respect to a proposal. “Broker non-votes” are shares held by brokers or nominees as to which (a) such persons have not received instructions from the beneficial owner or other persons entitled to vote and (b) the brokers or nominees do not have discretionary voting power on a particular matter. Accordingly, “broker non-votes” and abstentions effectively will be votes against the applicable proposal. “Broker non-votes” and abstentions will be voted by the named proxies in their discretion with respect to any proposal to adjourn the Meeting to allow for further solicitation of proxies.

Proportional Voting. The Insurance Companies will vote shares of each Merging Portfolio allocated to the Insurance Companies’ registered separate accounts in accordance with instructions received from the respective Policy Owners. The number of shares as to which voting instructions may be given under a Policy is determined by the number of full and fractional shares of that Merging Portfolio’s stock held in an Insurance Company separate account with respect to that particular Policy.

Under a “proportional voting” policy adopted by the Board, the Insurance Companies will vote all of the shares of each Merging Portfolio, including shares held by the Insurance Companies, in proportion to the voting instructions received from the respective Policy Owners. This means that they will vote each Merging Portfolio’s shares for which no timely instructions are received in proportion to the instructions they do receive, and that proxies which are properly executed and returned but are not marked with voting instructions will be voted FOR the respective proposed Reorganization. An Insurance Company will also vote any shares in its general accounts which are not attributable to Policies in the same proportion as it votes shares held in all of the Insurance Company’s registered separate accounts, in the aggregate (“echo voting”). As a result, with no minimum amount of instructed shares being required, a minority of Policy Owners could, in practice, determine the outcome of the vote on each proposed Reorganization.

It is anticipated that Ameritas Life Insurance Corporation (“ALIC”) will have voting control of Calvert Small Cap, Calvert SRI Equity and Calvert Income by virtue of the shares of each Portfolio allocated to its exempt separate accounts. Attendance by ALIC, the legal owner of the shares, at the Meeting will therefore constitute a quorum with respect to the Merging Portfolios, and ALIC plans to vote “FOR” approval of each proposed Reorganization.

The votes of shareholders of each Acquiring Portfolio are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.

Record Date. Shareholders of each Merging Portfolio of record at the close of business on January 21, 2014 (the record date) are entitled to notice of and to vote at the Meeting or any adjournment thereof. Shareholders are entitled to one vote for each share held and fractional shares are entitled to a proportional fractional vote.

As of January 21, 2014, as shown on the books of each Merging Portfolio, the following numbers of shares were issued and outstanding:

Merging Portfolio	Number of Shares Outstanding
Calvert Small Cap
Calvert SRI Equity
Calvert Income

As of January 21, 2014, the officers and Trustees of CVS, as a group, beneficially owned less than 1% of the outstanding shares of each Merging Portfolio.

Control Persons and Principal Holders of Securities. As of March 31, 2013, ALIC owned of record 94.96% of the shares of Calvert Small Cap, 67.70% of the shares of Calvert SRI Equity and 69.05% of the shares of Calvert Income.  It also owned 55.06% of the Class I shares of Calvert Russell 2000 Index, 61.82% of the shares of Calvert S&P 500 Index and 70.19% of the shares of Calvert Bond Index.  Ameritas Life Insurance Corporation is domiciled in Nebraska and is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which is a wholly-owned subsidiary of AMERITAS.  Accordingly, ALIC is an affiliate of (i) CIM and Calvert Investment Distributors, Inc., the Portfolios’ distributor, (ii) Ameritas Investment Partners, Inc., the subadvisor of Calvert Russell 2000 Index, Calvert S&P 500 Index and Calvert Bond Index, and (iii) The Union Central Life Insurance Company, which owns shares of each Acquiring Portfolio.

As of January 21, 2014, the Union Central Life Insurance Company owned of record 24.80% of the Class I shares of Calvert Russell 2000 Index, 36.90% of the shares of Calvert S&P 500 Index and 14.96% of the shares of Calvert Bond Index. The Union Central Life Insurance Company is domiciled in Nebraska, and is a wholly-owned subsidiary of ALIC.

In the charts below, the column labeled “Percentage of Shares of Portfolio After Reorganization” assumes that each Reorganization was consummated on January 21, 2014.  The percentages shown do not reflect any adjustments related to the expenses of the applicable Reorganization, but they do factor in the difference in net asset values of the applicable Merging Portfolio and Acquiring Portfolio on January 21, 2014.

Calvert Small Cap è Calvert Russell 2000 Index

As of January 21, 2014, the following shareholders owned of record 5% or more of the outstanding voting securities of Calvert Small Cap as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
Ameritas Life Insurance Corporation Account V Lincoln, NE
Ameritas Life Insurance Corporation Account VA Lincoln, NE

As of January 21, 2014, the following shareholders owned of record 5% or more of the outstanding voting securities of Calvert Russell 2000 Index as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
Ameritas Life Insurance Corp. (Class I) Account VA2 Lincoln, NE
Union Central Life Insurance Co. (Class I) Account G Cincinnati, OH
Ameritas Life Insurance Corp. (Class I) Account D Lincoln, NE
Ameritas Life Insurance Corp. (Class I) Account V Lincoln, NE
Farm Bureau Life (Class I) Mutual Fund Accounting Des Moines, IA
Union Central Life Insurance Co. (Class I) Account Y Cincinnati, OH
Union Central Life Insurance Co. (Class I) Account Z Cincinnati, OH
Ameritas Life Insurance Corp. (Class I) Separate Account G Lincoln, NE
Ameritas Life Insurance Corporation Account VA Lincoln, NE
Principal Life Insurance Co. (Class F) E Variable Universal Life Des Moines, IA
Principal Life Insurance Company (Class F) Universal Life II Des Moines, IA
Symetra Life Insurance Company (Class F) Bellevue, WA

Calvert SRI Equity è Calvert S&P 500 Index

As of January 21, 2014, the following shareholders owned of record 5% or more of the outstanding voting securities of Calvert SRI Equity as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
Ameritas Life Insurance Corporation Account VA2 Lincoln, NE
The Ohio National Life Insurance Company FBO Its Separate Accounts Cincinnati, OH
Midland National Life Insurance Company c/o Variable Annuity Dept Des Moines, IA
Ameritas Life Insurance Corp. Account LLVA Lincoln, NE
Ameritas Life Insurance Corp. Account V Lincoln, NE

As of January 21, 2014, the following shareholders owned of record 5% or more of the outstanding voting securities of Calvert S&P 500 Index as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
Ameritas Life Insurance Corp. Account VA2 Lincoln, NE
Ameritas Life Insurance Corp. Account D Lincoln, NE
Union Central Life Insurance Co. Account G Lincoln, NE
Union Central Life Insurance Co. Carillon Account Lincoln, NE
Ameritas Life Insurance Corp. Account G Lincoln, NE
Union Central Life Insurance Co. Carillon Life Account Lincoln, NE
Ameritas Life Insurance Corp. Account V Lincoln, NE
The Ohio National Life Insurance Company FBO Its Separate Accounts Cincinnati, OH
Midland National Life Insurance Company c/o Variable Annuity Dept Des Moines, IA
Ameritas Life Insurance Corp. Account LLVA Lincoln, NE

Calvert Income è Calvert Bond Index

As of January 21, 2014, the following shareholders owned of record 5% or more of the outstanding voting securities of Calvert Income as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
Ameritas Life Insurance Corporation Account VA2 Lincoln, NE
Ameritas Life Insurance Corporation Carillon Account Lincoln, NE
Union Central Life Insurance Co. Account X Lincoln, NE
Ameritas Life Insurance Corporation Account V Lincoln, NE

As of January 21, 2014, the following shareholders owned of record 5% or more of the outstanding voting securities of Calvert Bond Index as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
Ameritas Life Insurance Corp. Account VA2 Lincoln, NE
Union Central Life Insurance Co. Account G Cincinnati, OH
Union Central Life Insurance Co. Account Y Cincinnati, OH
Ameritas Life Insurance Corporation Carillon Account Lincoln, NE
Union Central Life Insurance Co. Account X Lincoln, NE
Ameritas Life Insurance Corporation Account V Lincoln, NE

ALIC has advised CVS that as of January 21, 2014 there were no Policy Owners entitled to instruct the Insurance Companies with respect to more than 5% of the shares of Calvert Small Cap, Calvert SRI Equity or Calvert Income.

Failure to Obtain Shareholder Approval.  In the event that shareholder approval is not obtained for any Reorganization, the Board may take any and all action, consistent with applicable law, to attempt to address the challenges facing the related Merging Portfolio, including actions that would result in the liquidation of that Portfolio.  See “Reasons for the Reorganization”.

SHAREHOLDER PROPOSALS

CVS does not hold annual meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement and form of proxy for any subsequent meeting of shareholders should send their written proposals to the Secretary of CVS at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Proposals must be received a reasonable time prior to the date of any such meeting of shareholders to be considered for inclusion in the proxy materials for such meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholders’ meeting will vote in their discretion with respect to any proposal deferred to a later shareholders’ meeting because it was submitted on an untimely basis. If the Reorganizations described in this Prospectus/Proxy Statement are consummated, there will be no further meetings of the shareholders of Calvert Small Cap, Calvert SRI Equity and Calvert Income.

OTHER BUSINESS

The Board does not know of any matters to be presented at the Meeting other than those set forth in this Prospectus/Proxy Statement. If other business should properly come before the Meeting, proxies will be voted in accordance with the judgment of the persons named in the accompanying proxy.

By Order of the Board of Directors of Calvert Variable Series, Inc.

William M. Tartikoff, Esq.

Vice President & Secretary

THE BOARD OF DIRECTORS OF CALVERT VARIABLE SERIES, INC., INCLUDING THE INDEPENDENT DIRECTORS, RECOMMENDS A VOTE FOR APPROVAL OF EACH REORGANIZATION PLAN.

TO ENSURE THE PRESENCE OF A QUORUM AT THE MEETING, PLEASE PROMPTLY CAST YOUR VOTE ON THE INTERNET, BY TELEPHONE OR BY MARKING, DATING, EXECUTING AND MAILING THE ENCLOSED PROXY CARD. A PRE-ADDRESSED POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of January 29, 2014, is between Calvert Variable Series, Inc. (“CVS”), on behalf of Calvert VP Small Cap Growth Portfolio (the “Merging Portfolio”), and Calvert Variable Products, Inc. (“CVP”), on behalf of Calvert VP Russell 2000 Small Cap Index Portfolio (the “Acquiring Portfolio”).

This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for common stock of the Acquiring Portfolio, and the distribution of the Acquiring Portfolio’s shares to the shareholders of the Merging Portfolio in complete liquidation of the Merging Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1.         SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the Merging Portfolio shareholders shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. The Acquiring Portfolio shall furnish to the Merging Portfolio such data and information as shall be reasonably requested by the Merging Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2.         REORGANIZATION

(a)        Plan of Reorganization. The Merging Portfolio will convey, transfer, and deliver to the Acquiring Portfolio all of the then-existing assets and property of the Merging Portfolio including without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Merging Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Merging Portfolio at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, the Acquiring Portfolio agrees at the Closing to deliver to the Merging Portfolio, in exchange for the assets, the number of full and fractional shares of Class I common stock of the Acquiring Portfolio (the “Acquiring Portfolio Shares") to be determined as follows:

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In accordance with Section 3 of this Agreement, the number of the Acquiring Portfolio Shares to be issued shall be determined by dividing the per share net asset value of the Merging Portfolio shares (rounded to the nearest millionth) by the net asset value per share of the Acquiring Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of the Merging Portfolio as of the close of business on the Closing date (the “Closing Date”). It is expressly agreed that there will be no sales charge to the Merging Portfolio, or to any of the shareholders of the Merging Portfolio upon distribution of the Acquiring Portfolio Shares to them.

(b)        Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i)         the latest of (x) the satisfaction of all representations and warranties contained herein, (y) receipt of all necessary regulatory approvals, and (z) the final adjournment of the meeting of shareholders of the Merging Portfolio at which the Plan will be considered, or

(ii)        such later date as the parties may mutually agree.

(c)        On or as soon as practicable prior to the Closing Date, the Merging Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3.         VALUATION OF NET ASSETS

(a)        The value of the Merging Portfolio’s assets to be transferred to the Acquiring Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in the Merging Portfolio's prospectus.

(b)        The net asset value per share of the Acquiring Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by the Acquiring Portfolio’s Controller using the same valuation procedures as set forth in the Acquiring Portfolio’s prospectus.

(c)        A copy of the computation showing in reasonable detail the valuation of the Merging Portfolio’s net assets, using the valuation procedures as set forth in the Merging Portfolio's prospectus, to be transferred to the Acquiring Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of the Merging Portfolio, shall be furnished by the Merging Portfolio to the Acquiring Portfolio at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of the Acquiring Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of the Acquiring Portfolio, shall be furnished by the Acquiring Portfolio to the Merging Portfolio at the Closing.

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In the event that on the Valuation Date: (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Merging Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of an officer of CVS and an officer of CVP, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Merging Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

CVP, on behalf of the Acquiring Portfolio, and CVS, on behalf of the Merging Portfolio, agree to use commercially reasonable efforts to resolve, prior to the Valuation Date, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Portfolio and the Merging Portfolio.

4.         LIQUIDATION AND DISSOLUTION

(a)        As soon as practicable after the Closing Date, the Merging Portfolio will distribute pro rata to Merging Portfolio shareholders of record as of the close of business on the Closing Date the Acquiring Portfolio Shares received by the Merging Portfolio pursuant to Section 2(a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of the Acquiring Portfolio in the names of each such shareholder of the Merging Portfolio, representing the respective pro rata number of full and fractional Acquiring Portfolio Shares due to each. No such shareholder accounts shall be established by the Acquiring Portfolio or the transfer agent for the Acquiring Portfolio except pursuant to written instructions from the Merging Portfolio, and the Merging Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Merging Portfolio shareholder a pro rata share of the number of the Acquiring Portfolio Shares received pursuant to Section 2(a) of this Agreement.

(b)        Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by the Acquiring Portfolio or its transfer agent to each shareholder of the Merging Portfolio receiving such distribution of the Acquiring Portfolio Shares informing such shareholder of the number of the Acquiring Portfolio Shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c)        Share certificates representing the Acquiring Portfolio Shares shall not be issued in connection with the Reorganization. Ownership of the Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent.

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(d)        As promptly as is practicable after the liquidation of the Merging Portfolio, and in no event later than 12 months from the date of this Agreement, the Merging Portfolio shall be terminated pursuant to the provisions of the Plan and the By-Laws and Articles of Incorporation of CVS.

(e)        Immediately after the Closing Date, the share transfer books of the Merging Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.

5.         ARTICLES OF INCORPORATION AND BY-LAWS

(a)        Articles of Incorporation. The Articles of Incorporation of CVP, which governs its series, in effect at the Effective Time of the Reorganization, shall continue to be the Articles of Incorporation of CVP until the same shall thereafter be amended or repealed in accordance with its terms or applicable law.

(b)        By-Laws.  The By-Laws of CVP, which govern its series, in effect at the Effective Time of the Reorganization, shall continue to be the By-Laws of CVP until the same shall thereafter be amended or repealed in accordance with the terms of CVP’s By-Laws or Articles of Incorporation or applicable law.

6.         REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO

(a)        Organization, Existence, etc.  The Acquiring Portfolio is a duly organized series of CVP, validly existing and in good standing under the laws of the State of Maryland.  The Acquiring Portfolio has the power to carry on the business of the Acquiring Portfolio as it is now being conducted. Currently, CVP is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction.  The Acquiring Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b)        Registration as Investment Company. CVP, of which the Acquiring Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c)        Capitalization.   The Acquiring Portfolio has 20,000,000 authorized shares of beneficial interest, $0.10 par value, of which as of January 21, 2014, ____________ shares were outstanding; and no shares were held in the treasury of the Acquiring Portfolio. All of the outstanding shares of the Acquiring Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

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(d)        Shares to be Issued Upon Reorganization.  The Acquiring Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e)        Authority Relative to this Agreement. CVP has the power to enter into the Plan on behalf of the Acquiring Portfolio and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Directors of CVP and no other proceedings by CVP are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein.  The Acquiring Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f)         Liabilities.  There are no liabilities of the Acquiring Portfolio, whether or not determined or determinable, other than the liabilities that will be disclosed or provided for in the Acquiring Portfolio’s financial statements for the period ended December 31, 2013 (the “Acquiring Portfolio Financial Statements”) and liabilities incurred in the ordinary course of business subsequent to December 31, 2013, or otherwise previously disclosed to the Merging Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

(g)        Litigation.  To the knowledge of the officers of CVP and the CVP Board of Directors there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Acquiring Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h)        Contracts.  Except for contracts and agreements previously disclosed to the Merging Portfolio under which no default exists, CVP on behalf of the Acquiring Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i)         Taxes. The federal income tax returns of the Acquiring Portfolio have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Acquiring Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Acquiring Portfolio ending on or prior to the Closing Date.

(j)         Registration Statement.  The Acquiring Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the Acquiring Portfolio Shares issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

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(i)            will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii)           will not contain an untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio and as pertaining to the Acquiring Portfolio, will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

(k)        Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7.         REPRESENTATIONS AND WARRANTIES OF THE MERGING PORTFOLIO

(a)        Organization, Existence, etc.  The Merging Portfolio is a duly organized series of CVS, validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, CVS is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction.  The Merging Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b)        Registration as Investment Company. CVS, of which the Merging Portfolio is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c)        Capitalization.  The Merging Portfolio has 1,000,000,000 authorized shares of beneficial interest, $0.01 par value, of which as of January 21, 2014, ___________ shares were outstanding; and no shares were held in the treasury of the Merging Portfolio. All of the outstanding shares of the Merging Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Merging Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of the Merging Portfolio may change prior to the Effective Date of the Reorganization.

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(d)        Financial Statements. The audited financial statements of the Merging Portfolio for the year ended December 31, 2013, to be delivered to the Acquiring Portfolio, will fairly present the financial position of the Merging Portfolio as of December 31, 2013, and the results of its operations and changes in net assets for the year then ended (the “Merging Portfolio Financial Statements”).

(e)        Authority Relative to this Agreement. CVS has the power to enter into the Plan on behalf of its series, the Merging Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Directors of CVS and, except for approval by the holders of its outstanding shares, no other proceedings by CVS are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein.  The Merging Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f)         Liabilities.  There are no liabilities of the Merging Portfolio whether or not determined or determinable, other than the liabilities that will be disclosed or provided for in the Merging Portfolio Financial Statements, liabilities incurred in the ordinary course of business or liabilities otherwise previously disclosed to the Acquiring Portfolio, none of which has been materially adverse to the business, assets, or results of operations of the Merging Portfolio.

(g)        Litigation.  To the knowledge of the officers of CVS and the CVS Board of Directors, there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Merging Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h)        Contracts.  Except for contracts and agreements previously disclosed to the Acquiring Portfolio under which no default exists, CVS, on behalf of the Merging Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i)         Taxes. The federal income tax returns of the Merging Portfolio have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Merging Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Merging Portfolio ending on or prior to the Closing Date.

(j)         Portfolio Securities. All securities to be listed in the schedule of investments of the Merging Portfolio as of the Effective Time of the Reorganization will be owned by CVS on behalf of the Merging Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Plan will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

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(k)        Registration Statement.  The Merging Portfolio will cooperate with the Acquiring Portfolio in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to the Acquiring Portfolio the information relating to the Merging Portfolio required by the Securities Act and the regulations promulgated thereunder to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Merging Portfolio:

(i)         will comply in all material respects with the provisions of the Securities Act and the Regulations, and

(ii)        will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio, insofar as it relates to the Merging Portfolio, will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l)         Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8.         CONDITIONS TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a)        Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the Merging Portfolio shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Merging Portfolio since December 31, 2013. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have received a certificate from the Merging Portfolio satisfactory in form and substance to the Acquiring Portfolio indicating that the Merging Portfolio has met the terms stated in this Section.

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(b)        Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(c)        Tax Opinion.  The Acquiring Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Acquiring Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Acquiring Portfolio and the shareholders of the Acquiring Portfolio. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, and while the matter is not entirely free from doubt:

(i)         The transfer of all of the assets of the Merging Portfolio in exchange for shares of the Acquiring Portfolio followed by the distribution of said Acquiring Portfolio shares pro rata to the separate accounts as shareholders of the Merging Portfolio in liquidation of the Merging Portfolio will constitute a “reorganization” within the meaning of  §368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Acquiring Portfolio and the Merging Portfolio will each be “a party to the Reorganization” within the meaning of §368(b) of the Code.

(ii)        No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Merging Portfolio solely in exchange for Acquiring Portfolio shares.

(iii)       No gain or loss will be recognized by the Merging Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares, or upon the distribution (whether actual or constructive) of such Acquiring Portfolio shares to the separate accounts as shareholders of the Merging Portfolio in exchange for their Merging Portfolio shares.

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(iv)       No gain or loss will be recognized by the separate accounts as shareholders of the Merging Portfolio upon the exchange of their Merging Portfolio shares for Acquiring Portfolio shares in liquidation of the Merging Portfolio.

(v)        The aggregate tax basis of Acquiring Portfolio shares received by each separate account as a shareholder of the Merging Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Merging Portfolio shares held by such separate account shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio shares received by each separate account as a shareholder of the Merging Portfolio will include the period during which the Merging Portfolio shares exchanged therefor were held by such separate account shareholder (provided the Merging Portfolio shares were held as a capital asset on the date of the Reorganization).

(vi)       The tax basis of the assets of the Merging Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(vii)      The Acquiring Portfolio will succeed to and take into account the capital loss carryovers of the Merging Portfolio described in section 381(c) of the Code.  The Acquiring Portfolio will take any such capital loss carryovers into account subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and regulations thereunder.

(d)        Opinion of Counsel.  The Acquiring Portfolio shall have received the opinion of counsel for the Merging Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Acquiring Portfolio, to the effect that:

(i)         CVS is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii)        The Merging Portfolio is a series of CVS; and

(iii)       The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of CVS, and the Plan has been duly executed and delivered by CVS on behalf of the Merging Portfolio and, assuming due authorization, execution, and delivery of the Plan by CVP on behalf of the Acquiring Portfolio, is a valid and binding obligation of CVS and its series, the Merging Portfolio.

9.         CONDITIONS TO OBLIGATIONS OF THE MERGING PORTFOLIO

The obligations of the Merging Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a)        Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Merging Portfolio as required by the Act. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of the Merging Portfolio entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Merging Portfolio entitled to vote.

(b)        Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of the Acquiring Portfolio since December 31, 2013. As of the Effective Time of the Reorganization, the Merging Portfolio shall have received a certificate from the Acquiring Portfolio satisfactory in form and substance to the Merging Portfolio indicating that the Acquiring Portfolio has met the terms stated in this Section.

(c)        Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(d)        Tax Opinion.  The Merging Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Merging Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Merging Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, and while the matter is not entirely free from doubt:

(i)         The transfer of all of the assets of the Merging Portfolio in exchange for shares of the Acquiring Portfolio followed by the distribution of said Acquiring Portfolio shares pro rata to the separate accounts as shareholders of the Merging Portfolio in liquidation of the Merging Portfolio will constitute a “reorganization” within the meaning of  §368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Acquiring Portfolio and the Merging Portfolio will each be “a party to the Reorganization” within the meaning of §368(b) of the Code.

(ii)        No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Merging Portfolio solely in exchange for Acquiring Portfolio shares.

(iii)       No gain or loss will be recognized by the Merging Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares, or upon the distribution (whether actual or constructive) of such Acquiring Portfolio shares to the separate accounts as shareholders of the Merging Portfolio in exchange for their Merging Portfolio shares.

(iv)       No gain or loss will be recognized by the separate accounts as shareholders of the Merging Portfolio upon the exchange of their Merging Portfolio shares for Acquiring Portfolio shares in liquidation of the Merging Portfolio.

(v)        The aggregate tax basis of Acquiring Portfolio shares received by each separate account as a shareholder of the Merging Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Merging Portfolio shares held by such separate account shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio shares received by each separate account as a shareholder of the Merging Portfolio will include the period during which the Merging Portfolio shares exchanged therefor were held by such separate account shareholder (provided the Merging Portfolio shares were held as a capital asset on the date of the Reorganization).

(vi)       The tax basis of the assets of the Merging Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(vii)      The Acquiring Portfolio will succeed to and take into account the capital loss carryovers of the Merging Portfolio described in section 381(c) of the Code.  The Acquiring Portfolio will take any such capital loss carryovers into account subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and regulations thereunder.

(e)        Opinion of Counsel.  The Merging Portfolio shall have received the opinion of counsel for the Acquiring Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Merging Portfolio, to the effect that:

(i)         CVP is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii)        The Acquiring Portfolio is a series of CVP;

(iii)       The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of CVP, and the Plan has been duly executed and delivered by CVP on behalf of the Acquiring Portfolio and, assuming due authorization, execution, and delivery of the Plan by CVS on behalf of the Merging Portfolio, is a valid and binding obligation of CVP and its series, the Acquiring Portfolio; and

(iv)       the Acquiring Portfolio Shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan and CVP’s Articles of Incorporation and By-Laws will be legally issued, fully paid and non-assessable shares of beneficial interest of the Acquiring Portfolio.

10.       AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a)        The parties hereto may, by agreement in writing authorized by the Board of Directors of each party, amend the Plan at any time before or after approval of the Plan by shareholders of the Merging Portfolio, but after such approval, no amendment shall be made that materially changes the terms of this Agreement.

(b)        At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c)         The Merging Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Acquiring Portfolio contained in this Agreement is not fulfilled on or before the date

A-13 specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Acquiring Portfolio.

(d)         the Acquiring Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Merging Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Merging Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Merging Portfolio.

(e)        The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of the Merging Portfolio, without liability on the part of either party hereto or its respective Directors, officers, or shareholders, and shall be terminated without liability as of the close of business on December 31, 2014, if the Effective Time of the Reorganization is not on or prior to such date.

(f)         No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11.       EXPENSES

Each Portfolio will bear its own expenses incurred in connection with this Reorganization.

12.       GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the Merging Portfolio and the Acquiring Portfolio have caused the Plan to be executed on their behalf by their respective President, Vice President or Treasurer, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

CALVERT VARIABLE SERIES, INC.
on behalf of Calvert Small Cap Equity
Portfolio
Attest:

By: ____________________	By: ____________________
Name: Andrew K. Niebler	Name: William M. Tartikoff
Title: Assistant Secretary	Title: Vice President & Secretary

CALVERT VARIABLE PRODUCTS, INC.
on behalf of Calvert VP Russell 2000 Small Cap Index Portfolio
Attest:

By: ____________________	By: ____________________
Name: Ivy Duke	Name: Ronald W. Wolfsheimer
Title: Assistant Secretary	Title: Treasurer

EXHIBIT B

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of January 29, 2014, is between Calvert Variable Series, Inc. (“CVS”), on behalf of Calvert VP SRI Equity Portfolio (the “Merging Portfolio”), and Calvert Variable Products, Inc. (“CVP”), on behalf of Calvert VP S&P 500 Index Portfolio (the “Acquiring Portfolio”).

This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for common stock of the Acquiring Portfolio, and the distribution of the Acquiring Portfolio’s shares to the shareholders of the Merging Portfolio in complete liquidation of the Merging Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1.         SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the Merging Portfolio shareholders shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. The Acquiring Portfolio shall furnish to the Merging Portfolio such data and information as shall be reasonably requested by the Merging Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2.         REORGANIZATION

(a)        Plan of Reorganization. The Merging Portfolio will convey, transfer, and deliver to the Acquiring Portfolio all of the then-existing assets and property of the Merging Portfolio including without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Merging Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Merging Portfolio at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, the Acquiring Portfolio agrees at the Closing to deliver to the Merging Portfolio, in exchange for the assets, the number of full and fractional shares of common stock of the Acquiring Portfolio (the “Acquiring Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of the Acquiring Portfolio Shares to be issued shall be determined by dividing the per share net asset value of the Merging Portfolio shares (rounded to the nearest millionth) by the net asset value per share of the Acquiring Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of the Merging Portfolio as of the close of business on the Closing date (the “Closing Date”). It is expressly agreed that there will be no sales charge to the Merging Portfolio, or to any of the shareholders of the Merging Portfolio upon distribution of the Acquiring Portfolio Shares to them.

(b)        Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i)         the latest of (x) the satisfaction of all representations and warranties contained herein, (y) receipt of all necessary regulatory approvals, and (z) the final adjournment of the meeting of shareholders of the Merging Portfolio at which the Plan will be considered, or

(ii)        such later date as the parties may mutually agree.

(c)        On or as soon as practicable prior to the Closing Date, the Merging Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3.         VALUATION OF NET ASSETS

(a)        The value of the Merging Portfolio’s assets to be transferred to the Acquiring Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in the Merging Portfolio's prospectus.

(b)        The net asset value per share of the Acquiring Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by the Acquiring Portfolio’s Controller using the same valuation procedures as set forth in the Acquiring Portfolio’s prospectus.

(c)        A copy of the computation showing in reasonable detail the valuation of the Merging Portfolio’s net assets, using the valuation procedures as set forth in the Merging Portfolio's prospectus, to be transferred to the Acquiring Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of the Merging Portfolio, shall be furnished by the Merging Portfolio to the Acquiring Portfolio at the Closing. A copy of the

B-2 computation showing in reasonable detail the determination of the net asset value per share of the Acquiring Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of the Acquiring Portfolio, shall be furnished by the Acquiring Portfolio to the Merging Portfolio at the Closing.

In the event that on the Valuation Date: (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Merging Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of an officer of CVS and an officer of CVP, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Merging Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

CVP, on behalf of the Acquiring Portfolio, and CVS, on behalf of the Merging Portfolio, agree to use commercially reasonable efforts to resolve, prior to the Valuation Date, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Portfolio and the Merging Portfolio.

4.         LIQUIDATION AND DISSOLUTION

(a)        As soon as practicable after the Closing Date, the Merging Portfolio will distribute pro rata to Merging Portfolio shareholders of record as of the close of business on the Closing Date the Acquiring Portfolio Shares received by the Merging Portfolio pursuant to Section 2(a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of the Acquiring Portfolio in the names of each such shareholder of the Merging Portfolio, representing the respective pro rata number of full and fractional Acquiring Portfolio Shares due to each. No such shareholder accounts shall be established by the Acquiring Portfolio or the transfer agent for the Acquiring Portfolio except pursuant to written instructions from the Merging Portfolio, and the Merging Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Merging Portfolio shareholder a pro rata share of the number of the Acquiring Portfolio Shares received pursuant to Section 2(a) of this Agreement.

(b)        Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by the Acquiring Portfolio or its transfer agent to each shareholder of the Merging Portfolio receiving such distribution of the Acquiring Portfolio Shares informing such shareholder of the number of the Acquiring Portfolio Shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c)        Share certificates representing the Acquiring Portfolio Shares shall not be issued in connection with the Reorganization. Ownership of the Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent.

(d)        As promptly as is practicable after the liquidation of the Merging Portfolio, and in no event later than 12 months from the date of this Agreement, the Merging Portfolio shall be terminated pursuant to the provisions of the Plan and the By-Laws and Articles of Incorporation of CVS.

(e)        Immediately after the Closing Date, the share transfer books of the Merging Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.

5.         ARTICLES OF INCORPORATION AND BY-LAWS

(a)        Articles of Incorporation. The Articles of Incorporation of CVP, which governs its series, in effect at the Effective Time of the Reorganization, shall continue to be the Articles of Incorporation of CVP until the same shall thereafter be amended or repealed in accordance with its terms or applicable law.

(b)        By-Laws.  The By-Laws of CVP, which govern its series, in effect at the Effective Time of the Reorganization, shall continue to be the By-Laws of CVP until the same shall thereafter be amended or repealed in accordance with the terms of CVP’s By-Laws or Articles of Incorporation or applicable law.

6.         REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO

(a)        Organization, Existence, etc.  The Acquiring Portfolio is a duly organized series of CVP, validly existing and in good standing under the laws of the State of Maryland.  The Acquiring Portfolio has the power to carry on the business of the Acquiring Portfolio as it is now being conducted. Currently, CVP is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction.  The Acquiring Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b)        Registration as Investment Company. CVP, of which the Acquiring Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c)        Capitalization.   The Acquiring Portfolio has 30,000,000 authorized shares of beneficial interest, $0.10 par value, of which as of January 21, 2014,  __________ shares were outstanding; and no shares were held in the treasury of the Acquiring Portfolio. All of the outstanding shares of the Acquiring Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d)        Shares to be Issued Upon Reorganization.  The Acquiring Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e)        Authority Relative to this Agreement. CVP has the power to enter into the Plan on behalf of the Acquiring Portfolio and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Directors of CVP and no other proceedings by CVP are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein.  The Acquiring Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f)         Liabilities.  There are no liabilities of the Acquiring Portfolio, whether or not determined or determinable, other than the liabilities that will be disclosed or provided for in the Acquiring Portfolio’s financial statements for the period ended December 31, 2013 (the “Acquiring Portfolio Financial Statements”) and liabilities incurred in the ordinary course of business subsequent to December 31, 2013, or otherwise previously disclosed to the Merging Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

(g)        Litigation.  To the knowledge of the officers of CVP and the CVP Board of Directors there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Acquiring Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h)        Contracts.  Except for contracts and agreements previously disclosed to the Merging Portfolio under which no default exists, CVP on behalf of the Acquiring Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i)         Taxes. The federal income tax returns of the Acquiring Portfolio have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Acquiring Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Acquiring Portfolio ending on or prior to the Closing Date.

(j)         Registration Statement.  The Acquiring Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the Acquiring Portfolio Shares issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i)            will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii)           will not contain an untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio and as pertaining to the Acquiring Portfolio, will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

(k)        Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7.         REPRESENTATIONS AND WARRANTIES OF THE MERGING PORTFOLIO

(a)        Organization, Existence, etc.  The Merging Portfolio is a duly organized series of CVS, validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, CVS is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction.  The Merging Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b)        Registration as Investment Company. CVS, of which the Merging Portfolio is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c)        Capitalization.  The Merging Portfolio has 1,000,000,000 authorized shares of beneficial interest, $0.01 par value, of which as of January 21, 2014, ____________ shares were outstanding; and no shares were held in the treasury of the Merging Portfolio. All of the outstanding shares of the Merging Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Merging Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of the Merging Portfolio may change prior to the Effective Date of the Reorganization.

(d)        Financial Statements. The audited financial statements of the Merging Portfolio for the year ended December 31, 2013, to be delivered to the Acquiring Portfolio, will fairly present the financial position of the Merging Portfolio as of December 31, 2013, and the results of its operations and changes in net assets for the year then ended (the “Merging Portfolio Financial Statements”).

(e)        Authority Relative to this Agreement. CVS has the power to enter into the Plan on behalf of its series, the Merging Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Directors of CVS and, except for approval by the holders of its outstanding shares, no other proceedings by CVS are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein.  The Merging Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f)         Liabilities.  There are no liabilities of the Merging Portfolio whether or not determined or determinable, other than the liabilities that will be disclosed or provided for in the Merging Portfolio Financial Statements, liabilities incurred in the ordinary course of business or liabilities otherwise previously disclosed to the Acquiring Portfolio, none of which has been materially adverse to the business, assets, or results of operations of the Merging Portfolio.

(g)        Litigation.  To the knowledge of the officers of CVS and the CVS Board of Directors, there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Merging Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h)        Contracts.  Except for contracts and agreements previously disclosed to the Acquiring Portfolio under which no default exists, CVS, on behalf of the Merging Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i)         Taxes. The federal income tax returns of the Merging Portfolio have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Merging Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Merging Portfolio ending on or prior to the Closing Date.

(j)         Portfolio Securities. All securities to be listed in the schedule of investments of the Merging Portfolio as of the Effective Time of the Reorganization will be owned by CVS on behalf of the Merging Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated,

B-7 none of the securities is, or after the Reorganization as contemplated by this Plan will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k)        Registration Statement.  The Merging Portfolio will cooperate with the Acquiring Portfolio in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to the Acquiring Portfolio the information relating to the Merging Portfolio required by the Securities Act and the regulations promulgated thereunder to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Merging Portfolio:

(i)         will comply in all material respects with the provisions of the Securities Act and the Regulations, and

(ii)        will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio, insofar as it relates to the Merging Portfolio, will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l)         Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8.         CONDITIONS TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a)        Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the Merging Portfolio shall have complied with each of its obligations

B-8 under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Merging Portfolio since December 31, 2013. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have received a certificate from the Merging Portfolio satisfactory in form and substance to the Acquiring Portfolio indicating that the Merging Portfolio has met the terms stated in this Section.

(b)        Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(c)        Tax Opinion.  The Acquiring Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Acquiring Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Acquiring Portfolio and the shareholders of the Acquiring Portfolio. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, and while the matter is not entirely free from doubt:

(i)         The transfer of all of the assets of the Merging Portfolio in exchange for shares of the Acquiring Portfolio followed by the distribution of said Acquiring Portfolio shares pro rata to the separate accounts as shareholders of the Merging Portfolio in liquidation of the Merging Portfolio will constitute a “reorganization” within the meaning of  §368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Acquiring Portfolio and the Merging Portfolio will each be “a party to the Reorganization” within the meaning of §368(b) of the Code.

(ii)        No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Merging Portfolio solely in exchange for Acquiring Portfolio shares.

(iii)       No gain or loss will be recognized by the Merging Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares, or upon the distribution (whether actual or constructive) of such Acquiring Portfolio shares to the separate accounts as shareholders of the Merging Portfolio in exchange for their Merging Portfolio shares.

(iv)       No gain or loss will be recognized by the separate accounts as shareholders of the Merging Portfolio upon the exchange of their Merging Portfolio shares for Acquiring Portfolio shares in liquidation of the Merging Portfolio.

(v)        The aggregate tax basis of Acquiring Portfolio shares received by each separate account as a shareholder of the Merging Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Merging Portfolio shares held by such separate account shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio shares received by each separate account as a shareholder of the Merging Portfolio will include the period during which the Merging Portfolio shares exchanged therefor were held by such separate account shareholder (provided the Merging Portfolio shares were held as a capital asset on the date of the Reorganization).

(vi)       The tax basis of the assets of the Merging Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(vii)      The Acquiring Portfolio will succeed to and take into account the capital loss carryovers of the Merging Portfolio described in section 381(c) of the Code.  The Acquiring Portfolio will take any such capital loss carryovers into account subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and regulations thereunder.

(d)        Opinion of Counsel.  The Acquiring Portfolio shall have received the opinion of counsel for the Merging Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Acquiring Portfolio, to the effect that:

(i)         CVS is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii)        The Merging Portfolio is a series of CVS; and

(iii)       The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of CVS, and the Plan has been duly executed and delivered by CVS on behalf of the Merging Portfolio and, assuming due authorization, execution, and delivery of the Plan by CVP on behalf of the Acquiring Portfolio, is a valid and binding obligation of CVS and its series, the Merging Portfolio.

9.         CONDITIONS TO OBLIGATIONS OF THE MERGING PORTFOLIO

The obligations of the Merging Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a)        Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Merging Portfolio as required by the Act. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of the Merging Portfolio entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Merging Portfolio entitled to vote.

(b)        Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of the Acquiring Portfolio since December 31, 2013. As of the Effective Time of the Reorganization, the Merging Portfolio shall have received a certificate from the Acquiring Portfolio satisfactory in form and substance to the Merging Portfolio indicating that the Acquiring Portfolio has met the terms stated in this Section.

(c)        Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(d)        Tax Opinion.  The Merging Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Merging Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Merging Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, and while the matter is not entirely free from doubt:

(i)         The transfer of all of the assets of the Merging Portfolio in exchange for shares of the Acquiring Portfolio followed by the distribution of said Acquiring Portfolio shares pro rata to the separate accounts as shareholders of the Merging Portfolio in liquidation of the Merging Portfolio will constitute a “reorganization” within the meaning of  §368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Acquiring Portfolio and the Merging Portfolio will each be “a party to the Reorganization” within the meaning of §368(b) of the Code.

(ii)        No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Merging Portfolio solely in exchange for Acquiring Portfolio shares.

(iii)       No gain or loss will be recognized by the Merging Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares, or upon the distribution (whether actual or constructive) of such Acquiring Portfolio shares to the separate accounts as shareholders of the Merging Portfolio in exchange for their Merging Portfolio shares.

(iv)       No gain or loss will be recognized by the separate accounts as shareholders of the Merging Portfolio upon the exchange of their Merging Portfolio shares for Acquiring Portfolio shares in liquidation of the Merging Portfolio.

(v)        The aggregate tax basis of Acquiring Portfolio shares received by each separate account as a shareholder of the Merging Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Merging Portfolio shares held by such separate account shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio shares received by each separate account as a shareholder of the Merging Portfolio will include the period during which the Merging Portfolio shares exchanged therefor were held by such separate account shareholder (provided the Merging Portfolio shares were held as a capital asset on the date of the Reorganization).

(vi)       The tax basis of the assets of the Merging Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(vii)      The Acquiring Portfolio will succeed to and take into account the capital loss carryovers of the Merging Portfolio described in section 381(c) of the Code.  The Acquiring Portfolio will take any such capital loss carryovers into account subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and regulations thereunder.

(e)        Opinion of Counsel.  The Merging Portfolio shall have received the opinion of counsel for the Acquiring Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Merging Portfolio, to the effect that:

(i)         CVP is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii)        The Acquiring Portfolio is a series of CVP;

(iii)       The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of CVP, and the Plan has been duly executed and delivered by CVP on behalf of the Acquiring Portfolio and, assuming due authorization, execution, and delivery of the Plan by CVS on behalf of the Merging Portfolio, is a valid and binding obligation of CVP and its series, the Acquiring Portfolio; and

(iv)       the Acquiring Portfolio Shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan and CVP’s Articles of Incorporation and By-Laws will be legally issued, fully paid and non-assessable shares of beneficial interest of the Acquiring Portfolio.

10.       AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a)        The parties hereto may, by agreement in writing authorized by the Board of Directors of each party, amend the Plan at any time before or after approval of the Plan by shareholders of the Merging Portfolio, but after such approval, no amendment shall be made that materially changes the terms of this Agreement.

(b)        At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c)         The Merging Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Acquiring Portfolio contained in this Agreement is not fulfilled on or before the date

B-13 specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Acquiring Portfolio.

(d)         the Acquiring Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Merging Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Merging Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Merging Portfolio.

(e)        The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of the Merging Portfolio, without liability on the part of either party hereto or its respective Directors, officers, or shareholders, and shall be terminated without liability as of the close of business on December 31, 2014, if the Effective Time of the Reorganization is not on or prior to such date.

(f)         No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11.       EXPENSES

Each Portfolio will bear its own expenses incurred in connection with this Reorganization.

12.       GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the Merging Portfolio and the Acquiring Portfolio have caused the Plan to be executed on their behalf by their respective President, Vice President or Treasurer, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

CALVERT VARIABLE SERIES, INC.
on behalf of Calvert VP SRI Equity
Portfolio
Attest:

By: ____________________	By: ____________________
Name: Andrew K. Niebler	Name: William M. Tartikoff
Title: Assistant Secretary	Title: Vice President & Secretary

CALVERT VARIABLE PRODUCTS, INC.
on behalf of Calvert VP S&P 500 Index Portfolio
Attest:

By: ____________________	By: ____________________
Name: Ivy Duke	Name: Ronald W. Wolfsheimer
Title: Assistant Secretary	Title: Treasurer

EXHIBIT C

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of January 29, 2014, is between Calvert Variable Series, Inc. (“CVS”), on behalf of Calvert VP Income Portfolio (the “Merging Portfolio”), and Calvert Variable Products, Inc. (“CVP”), on behalf of Calvert VP Investment Grade Bond Index Portfolio (the “Acquiring Portfolio”).

This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for common stock of the Acquiring Portfolio, and the distribution of the Acquiring Portfolio’s shares to the shareholders of the Merging Portfolio in complete liquidation of the Merging Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1.         SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the Merging Portfolio shareholders shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. The Acquiring Portfolio shall furnish to the Merging Portfolio such data and information as shall be reasonably requested by the Merging Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2.         REORGANIZATION

(a)        Plan of Reorganization. The Merging Portfolio will convey, transfer, and deliver to the Acquiring Portfolio all of the then-existing assets and property of the Merging Portfolio including without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Merging Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Merging Portfolio at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, the Acquiring Portfolio agrees at the Closing to deliver to the Merging Portfolio, in exchange for the assets, the number of full and fractional shares of common stock of the Acquiring Portfolio (the “Acquiring Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of the Acquiring Portfolio Shares to be issued shall be determined by dividing the per share net asset value of the Merging Portfolio shares (rounded to the nearest millionth) by the net asset value per share of the Acquiring Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of the Merging Portfolio as of the close of business on the Closing date (the “Closing Date”). It is expressly agreed that there will be no sales charge to the Merging Portfolio, or to any of the shareholders of the Merging Portfolio upon distribution of the Acquiring Portfolio Shares to them.

(b)        Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i)         the latest of (x) the satisfaction of all representations and warranties contained herein, (y) receipt of all necessary regulatory approvals, and (z) the final adjournment of the meeting of shareholders of the Merging Portfolio at which the Plan will be considered, or

(ii)        such later date as the parties may mutually agree.

(c)        On or as soon as practicable prior to the Closing Date, the Merging Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3.         VALUATION OF NET ASSETS

(a)        The value of the Merging Portfolio’s assets to be transferred to the Acquiring Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in the Merging Portfolio's prospectus.

(b)        The net asset value per share of the Acquiring Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by the Acquiring Portfolio’s Controller using the same valuation procedures as set forth in the Acquiring Portfolio’s prospectus.

(c)        A copy of the computation showing in reasonable detail the valuation of the Merging Portfolio’s net assets, using the valuation procedures as set forth in the Merging Portfolio's prospectus, to be transferred to the Acquiring Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of the Merging Portfolio, shall be furnished by the Merging Portfolio to the Acquiring Portfolio at the Closing. A copy of the

C-2 computation showing in reasonable detail the determination of the net asset value per share of the Acquiring Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of the Acquiring Portfolio, shall be furnished by the Acquiring Portfolio to the Merging Portfolio at the Closing.

In the event that on the Valuation Date: (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Merging Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of an officer of CVS and an officer of CVP, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Merging Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

CVP, on behalf of the Acquiring Portfolio, and CVS, on behalf of the Merging Portfolio, agree to use commercially reasonable efforts to resolve, prior to the Valuation Date, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Portfolio and the Merging Portfolio.

4.         LIQUIDATION AND DISSOLUTION

(a)        As soon as practicable after the Closing Date, the Merging Portfolio will distribute pro rata to Merging Portfolio shareholders of record as of the close of business on the Closing Date the Acquiring Portfolio Shares received by the Merging Portfolio pursuant to Section 2(a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of the Acquiring Portfolio in the names of each such shareholder of the Merging Portfolio, representing the respective pro rata number of full and fractional Acquiring Portfolio Shares due to each. No such shareholder accounts shall be established by the Acquiring Portfolio or the transfer agent for the Acquiring Portfolio except pursuant to written instructions from the Merging Portfolio, and the Merging Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Merging Portfolio shareholder a pro rata share of the number of the Acquiring Portfolio Shares received pursuant to Section 2(a) of this Agreement.

(b)        Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by the Acquiring Portfolio or its transfer agent to each shareholder of the Merging Portfolio receiving such distribution of the Acquiring Portfolio Shares informing such shareholder of the number of the Acquiring Portfolio Shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c)        Share certificates representing the Acquiring Portfolio Shares shall not be issued in connection with the Reorganization. Ownership of the Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent.

(d)        As promptly as is practicable after the liquidation of the Merging Portfolio, and in no event later than 12 months from the date of this Agreement, the Merging Portfolio shall be terminated pursuant to the provisions of the Plan and the By-Laws and Articles of Incorporation of CVS.

(e)        Immediately after the Closing Date, the share transfer books of the Merging Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.

5.         ARTICLES OF INCORPORATION AND BY-LAWS

(a)        Articles of Incorporation. The Articles of Incorporation of CVP, which governs its series, in effect at the Effective Time of the Reorganization, shall continue to be the Articles of Incorporation of CVP until the same shall thereafter be amended or repealed in accordance with its terms or applicable law.

(b)        By-Laws.  The By-Laws of CVP, which govern its series, in effect at the Effective Time of the Reorganization, shall continue to be the By-Laws of CVP until the same shall thereafter be amended or repealed in accordance with the terms of CVP’s By-Laws or Articles of Incorporation or applicable law.

6.         REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO

(a)        Organization, Existence, etc.  The Acquiring Portfolio is a duly organized series of CVP, validly existing and in good standing under the laws of the State of Maryland.  The Acquiring Portfolio has the power to carry on the business of the Acquiring Portfolio as it is now being conducted. Currently, CVP is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction.  The Acquiring Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b)        Registration as Investment Company. CVP, of which the Acquiring Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c)        Capitalization.   The Acquiring Portfolio has 20,000,000 authorized shares of beneficial interest, $0.10 par value, of which as of January 21, 2014, ____________ shares were outstanding; and no shares were held in the treasury of the Acquiring Portfolio. All of the outstanding shares of the Acquiring Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d)        Shares to be Issued Upon Reorganization.  The Acquiring Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e)        Authority Relative to this Agreement. CVP has the power to enter into the Plan on behalf of the Acquiring Portfolio and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Directors of CVP and no other proceedings by CVP are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein.  The Acquiring Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f)         Liabilities.  There are no liabilities of the Acquiring Portfolio, whether or not determined or determinable, other than the liabilities that will be disclosed or provided for in the Acquiring Portfolio’s financial statements for the period ended December 31, 2013 (the “Acquiring Portfolio Financial Statements”) and liabilities incurred in the ordinary course of business subsequent to December 31, 2013, or otherwise previously disclosed to the Merging Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

(g)        Litigation.  To the knowledge of the officers of CVP and the CVP Board of Directors there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Acquiring Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h)        Contracts.  Except for contracts and agreements previously disclosed to the Merging Portfolio under which no default exists, CVP on behalf of the Acquiring Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i)         Taxes. The federal income tax returns of the Acquiring Portfolio have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Acquiring Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Acquiring Portfolio ending on or prior to the Closing Date.

(j)         Registration Statement.  The Acquiring Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the Acquiring Portfolio Shares issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i)            will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii)           will not contain an untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio and as pertaining to the Acquiring Portfolio, will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

(k)        Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7.         REPRESENTATIONS AND WARRANTIES OF THE MERGING PORTFOLIO

(a)        Organization, Existence, etc.  The Merging Portfolio is a duly organized series of CVS, validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, CVS is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction.  The Merging Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b)        Registration as Investment Company. CVS, of which the Merging Portfolio is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c)        Capitalization.  The Merging Portfolio has 1,000,000,000 authorized shares of beneficial interest, $0.01 par value, of which as of January 21, 2014, ____________ shares were outstanding; and no shares were held in the treasury of the Merging Portfolio. All of the outstanding shares of the Merging Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Merging Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of the Merging Portfolio may change prior to the Effective Date of the Reorganization.

(d)        Financial Statements. The audited financial statements of the Merging Portfolio for the year ended December 31, 2013, to be delivered to the Acquiring Portfolio, will fairly present the financial position of the Merging Portfolio as of December 31, 2013, and the results of its operations and changes in net assets for the year then ended (the “Merging Portfolio Financial Statements”).

(e)        Authority Relative to this Agreement. CVS has the power to enter into the Plan on behalf of its series, the Merging Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Directors of CVS and, except for approval by the holders of its outstanding shares, no other proceedings by CVS are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein.  The Merging Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f)         Liabilities.  There are no liabilities of the Merging Portfolio whether or not determined or determinable, other than the liabilities that will be disclosed or provided for in the Merging Portfolio Financial Statements, liabilities incurred in the ordinary course of business or liabilities otherwise previously disclosed to the Acquiring Portfolio, none of which has been materially adverse to the business, assets, or results of operations of the Merging Portfolio.

(g)        Litigation.  To the knowledge of the officers of CVS and the CVS Board of Directors, there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Merging Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h)        Contracts.  Except for contracts and agreements previously disclosed to the Acquiring Portfolio under which no default exists, CVS, on behalf of the Merging Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i)         Taxes. The federal income tax returns of the Merging Portfolio have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Merging Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Merging Portfolio ending on or prior to the Closing Date.

(j)         Portfolio Securities. All securities to be listed in the schedule of investments of the Merging Portfolio as of the Effective Time of the Reorganization will be owned by CVS on behalf of the Merging Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Plan will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k)        Registration Statement.  The Merging Portfolio will cooperate with the Acquiring Portfolio in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to the Acquiring Portfolio the information relating to the Merging Portfolio required by the Securities Act and the regulations promulgated thereunder to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Merging Portfolio:

(i)         will comply in all material respects with the provisions of the Securities Act and the Regulations, and

(ii)        will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio, insofar as it relates to the Merging Portfolio, will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l)         Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8.         CONDITIONS TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a)        Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the Merging Portfolio shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Merging Portfolio since December 31, 2013. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have received a certificate from the Merging Portfolio satisfactory in form and substance to the Acquiring Portfolio indicating that the Merging Portfolio has met the terms stated in this Section.

(b)        Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(c)        Tax Opinion.  The Acquiring Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Acquiring Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Acquiring Portfolio and the shareholders of the Acquiring Portfolio. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, and while the matter is not entirely free from doubt:

(i)         The transfer of all of the assets of the Merging Portfolio in exchange for shares of the Acquiring Portfolio followed by the distribution of said Acquiring Portfolio shares pro rata to the separate accounts as shareholders of the Merging Portfolio in liquidation of the Merging Portfolio will constitute a “reorganization” within the meaning of  §368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Acquiring Portfolio and the Merging Portfolio will each be “a party to the Reorganization” within the meaning of §368(b) of the Code.

(ii)        No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Merging Portfolio solely in exchange for Acquiring Portfolio shares.

(iii)       No gain or loss will be recognized by the Merging Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares, or upon the distribution (whether actual or constructive) of such Acquiring Portfolio shares to the separate accounts as shareholders of the Merging Portfolio in exchange for their Merging Portfolio shares.

(iv)       No gain or loss will be recognized by the separate accounts as shareholders of the Merging Portfolio upon the exchange of their Merging Portfolio shares for Acquiring Portfolio shares in liquidation of the Merging Portfolio.

(v)        The aggregate tax basis of Acquiring Portfolio shares received by each separate account as a shareholder of the Merging Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Merging Portfolio shares held by such separate account shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio shares received by each separate account as a shareholder of the Merging Portfolio will include the period during which the Merging Portfolio shares exchanged therefor were held by such separate account shareholder (provided the Merging Portfolio shares were held as a capital asset on the date of the Reorganization).

(vi)       The tax basis of the assets of the Merging Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(vii)      The Acquiring Portfolio will succeed to and take into account the capital loss carryovers of the Merging Portfolio described in section 381(c) of the Code.  The Acquiring Portfolio will take any such capital loss carryovers into account subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and regulations thereunder.

(d)        Opinion of Counsel.  The Acquiring Portfolio shall have received the opinion of counsel for the Merging Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Acquiring Portfolio, to the effect that:

(i)         CVS is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii)        The Merging Portfolio is a series of CVS; and

(iii)       The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of CVS, and the Plan has been duly executed and delivered by CVS on behalf of the Merging Portfolio and, assuming due authorization, execution, and delivery of the Plan by CVP on behalf of the Acquiring Portfolio, is a valid and binding obligation of CVS and its series, the Merging Portfolio.

9.         CONDITIONS TO OBLIGATIONS OF THE MERGING PORTFOLIO

The obligations of the Merging Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a)        Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Merging Portfolio as required by the Act. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of the Merging Portfolio entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Merging Portfolio entitled to vote.

(b)        Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of the Acquiring Portfolio since December 31, 2013. As of the Effective Time of the Reorganization, the Merging Portfolio shall have received a certificate from the Acquiring Portfolio satisfactory in form and substance to the Merging Portfolio indicating that the Acquiring Portfolio has met the terms stated in this Section.

(c)        Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(d)        Tax Opinion.  The Merging Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Merging Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Merging Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, and while the matter is not entirely free from doubt:

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(i)         The transfer of all of the assets of the Merging Portfolio in exchange for shares of the Acquiring Portfolio followed by the distribution of said Acquiring Portfolio shares pro rata to the separate accounts as shareholders of the Merging Portfolio in liquidation of the Merging Portfolio will constitute a “reorganization” within the meaning of  §368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Acquiring Portfolio and the Merging Portfolio will each be “a party to the Reorganization” within the meaning of §368(b) of the Code.

(ii)        No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Merging Portfolio solely in exchange for Acquiring Portfolio shares.

(iii)       No gain or loss will be recognized by the Merging Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares, or upon the distribution (whether actual or constructive) of such Acquiring Portfolio shares to the separate accounts as shareholders of the Merging Portfolio in exchange for their Merging Portfolio shares.

(iv)       No gain or loss will be recognized by the separate accounts as shareholders of the Merging Portfolio upon the exchange of their Merging Portfolio shares for Acquiring Portfolio shares in liquidation of the Merging Portfolio.

(v)        The aggregate tax basis of Acquiring Portfolio shares received by each separate account as a shareholder of the Merging Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Merging Portfolio shares held by such separate account shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio shares received by each separate account as a shareholder of the Merging Portfolio will include the period during which the Merging Portfolio shares exchanged therefor were held by such separate account shareholder (provided the Merging Portfolio shares were held as a capital asset on the date of the Reorganization).

(vi)       The tax basis of the assets of the Merging Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(vii)      The Acquiring Portfolio will succeed to and take into account the capital loss carryovers of the Merging Portfolio described in section 381(c) of the Code.  The Acquiring Portfolio will take any such capital loss carryovers into account subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and regulations thereunder.

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(e)        Opinion of Counsel.  The Merging Portfolio shall have received the opinion of counsel for the Acquiring Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Merging Portfolio, to the effect that:

(i)         CVP is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii)        The Acquiring Portfolio is a series of CVP;

(iii)       The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of CVP, and the Plan has been duly executed and delivered by CVP on behalf of the Acquiring Portfolio and, assuming due authorization, execution, and delivery of the Plan by CVS on behalf of the Merging Portfolio, is a valid and binding obligation of CVP and its series, the Acquiring Portfolio; and

(iv)       the Acquiring Portfolio Shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan and CVP’s Articles of Incorporation and By-Laws will be legally issued, fully paid and non-assessable shares of beneficial interest of the Acquiring Portfolio.

10.       AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a)        The parties hereto may, by agreement in writing authorized by the Board of Directors of each party, amend the Plan at any time before or after approval of the Plan by shareholders of the Merging Portfolio, but after such approval, no amendment shall be made that materially changes the terms of this Agreement.

(b)        At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c)         The Merging Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Acquiring Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Acquiring Portfolio.

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(d)         the Acquiring Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Merging Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Merging Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Merging Portfolio.

(e)        The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of the Merging Portfolio, without liability on the part of either party hereto or its respective Directors, officers, or shareholders, and shall be terminated without liability as of the close of business on December 31, 2014, if the Effective Time of the Reorganization is not on or prior to such date.

(f)         No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11.       EXPENSES

Each Portfolio will bear its own expenses incurred in connection with this Reorganization.

12.       GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

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IN WITNESS WHEREOF, the Merging Portfolio and the Acquiring Portfolio have caused the Plan to be executed on their behalf by their respective President, Vice President or Treasurer, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

CALVERT VARIABLE SERIES, INC.
on behalf of Calvert VP Income
Portfolio
Attest:

By: ____________________	By: ____________________
Name: Andrew K. Niebler	Name: William M. Tartikoff
Title: Assistant Secretary	Title: Vice President & Secretary

CALVERT VARIABLE PRODUCTS, INC.
on behalf of Calvert VP Investment Grade Bond Index Portfolio
Attest:

By: ____________________	By: ____________________
Name: Ivy Duke	Name: Ronald W. Wolfsheimer
Title: Assistant Secretary	Title: Treasurer

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PART B

Acquisition of the Assets of the		By and in Exchange for

CALVERT VP SMALL CAP GROWTH PORTFOLIO	è	CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO (Class I Shares)

CALVERT VP SRI EQUITY GROWTH PORTFOLIO	è	CALVERT VP S&P 500 INDEX PORTFOLIO

CALVERT VP INCOME PORTFOLIO	è	CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO

(Each a series of Calvert Variable Series, Inc., 4550 Montgomery Avenue, Suite 1000N Bethesda, Maryland 20814 800-368-2745)		(Each a series of Calvert Variable Products, Inc., 4550 Montgomery Avenue, Suite 1000N Bethesda, Maryland 20814 800-368-2745)

STATEMENT OF ADDITIONAL INFORMATION

February [12], 2014

This Statement of Additional Information (the “Reorganization SAI”) is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement dated February [12], 2014 (the “Prospectus/Proxy Statement”) of (i) Calvert VP Small Cap Growth Portfolio (“Calvert Small Cap”), Calvert VP SRI Equity Portfolio (“Calvert SRI Equity”) and Calvert VP Income Portfolio (“Calvert Income”), each a series of Calvert Variable Series, Inc. (“CVS”), and (ii) Calvert VP Russell 2000 Small Cap Index Portfolio (“Calvert Russell 2000 Index”), Calvert VP S&P 500 Index Portfolio (“Calvert S&P 500 Index”) and Calvert VP Investment Grade Bond Index Portfolio (“Calvert Bond Index”), each a series of Calvert Variable Products, Inc. (“CVP”).  The Prospectus/Proxy Statement was filed with the Securities and Exchange Commission on January [29], 2014 (CVP, Registration Statement on Form N-14, File No. 333-[xxxxxx]) and is available upon request and without charge by writing to Calvert Variable Products, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, or by calling 1-800-368-2745.

This Reorganization SAI relates to the proposed transfer of the assets of (i) Calvert Small Cap to Calvert Russell 2000 Index in exchange for Class I shares of Calvert Russell 2000 Index, which shares will be distributed to holders of shares of Calvert Small Cap in complete liquidation of Calvert Small Cap, (ii) Calvert SRI Equity to Calvert S&P 500 Index in exchange for shares of Calvert S&P 500 Index, which shares will be distributed to holders of shares of Calvert SRI Equity in complete liquidation of Calvert SRI Equity, and (iii) Calvert Income to Calvert Bond Index in exchange for shares of Calvert Bond Index, which shares will be distributed to holders of shares of Calvert Income in complete liquidation of Calvert Income (each of (i), (ii) and (iii), a “Reorganization”).

1

This Reorganization SAI contains additional information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement relating to the Reorganizations. This Reorganization SAI consists of the information set forth below pertaining to Calvert Small Cap, Calvert SRI Equity and Calvert Income, and to Calvert Russell 2000 Index, Calvert S&P 500 Index and Calvert Bond Index, and the following described documents, each of which is incorporated herein by reference:

  Prospectus of CVS relating to Calvert Small Cap, and Calvert Income dated April 30, 2013, filed with the Securities and Exchange Commission on April 29, 2013 (CVS, Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A, File No. 002-80154);

  Prospectus of CVS relating to Calvert SRI Equity dated April 30, 2013, filed with the Securities and Exchange Commission on April 29, 2013 (CVS, Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A, File No. 002-80154);

3.       Supplement dated September 19, 2013 to Prospectus of CVS relating to Calvert SRI Equity, filed with the Securities and Exchange Commission on September 19, 2013 (CVS, Form 497 Definitive Materials, File No. 002-80154);

4.       Supplement dated December 12, 2013 to Prospectuses of CVS relating to Calvert Small Cap, Calvert SRI Equity and Calvert Income, filed with the Securities and Exchange Commission on December 12, 2013 (CVS, Form 497 Definitive Materials, File No. 002-80154);

5.       Prospectus of Calvert Variable Products, Inc. relating to Calvert Small Cap, Calvert S&P 500 Index and Calvert Bond Index dated April 30, 2013, filed with the Securities and Exchange Commission on April 29, 2013 (CVP, Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, File No. 002-90309);

6.       Statement of Additional Information of CVS and CVP relating to Calvert Small Cap, Calvert SRI Equity, Calvert Income, Calvert Russell 2000 Index, Calvert S&P 500 Index, and Calvert Bond Index dated April 30, 2013, as revised November 26, 2013, filed with the Securities and Exchange Commission on November 26, 2013 (CVS, Form 497 Definitive Materials, File No. 002-80154; CVP, Form 497 Definitive Materials, File No. 002-90309);

  Annual Reports to Shareholders of Calvert Variable Series, Inc. relating to Calvert Small Cap, Calvert SRI Equity and Calvert Income for the year ended December 31, 2012, containing historical financial information relating to Calvert Small Cap, Calvert SRI Equity and Calvert Income, filed with the Securities and Exchange Commission on March 11, 2013 (Calvert Variable Series, Inc., Form N-CSR, File No. 811-03591). The Annual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about March 1, 2013;

  Semiannual Reports to Shareholders of Calvert Variable Series, Inc. relating to Calvert Small Cap, Calvert SRI Equity and Calvert Income for the period ended June 30, 2013, containing historical financial information relating to Calvert Small Cap, Calvert SRI Equity and Calvert Income, filed with the Securities and Exchange Commission on September 5, 2013 (Calvert Variable Series, Inc., Form N-CSRS, File No. 811-03591). The Semiannual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about August 29, 2013;
2

  Annual Reports to Shareholders of Calvert Variable Products, Inc. relating to Calvert Russell 2000 Index, Calvert S&P 500 Index, and Calvert Bond Index for the year ended December 31, 2012, containing historical financial information relating to Calvert Russell 2000 Index, Calvert S&P 500 Index, and Calvert Bond Index, filed with the Securities and Exchange Commission on March 11, 2013 (Calvert Variable Products, Inc., Form N-CSR, File No. 811-04000). The Annual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about March 1, 2013;

  Semiannual Reports to Shareholders of Calvert Variable Products, Inc. relating to Calvert Russell 2000 Index, Calvert S&P 500 Index, and Calvert Bond Index for the period ended June 30, 2013, containing historical financial information relating to Calvert Russell 2000 Index, Calvert S&P 500 Index, and Calvert Bond Index, filed with the Securities and Exchange Commission on September 5, 2013 (Summit Mutual Funds, Inc., Form N-CSRS, File No. 811-04000). The Semiannual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about August 29, 2013.

Pro Forma Financial Information for the Period Ending June 30, 2013

•     Combination of Calvert Small Cap into Calvert Russell 2000 Index

          The unaudited pro forma information provided herein should be read in conjunction with the Annual Report and Semi-Annual Report of Calvert Small Cap and Calvert Russell 2000 Index dated December 31, 2012 and June 30, 2013, respectively, both of which are on file with the SEC and are available at no charge.

          The unaudited pro forma information set forth below for the period ended June 30, 2013 is intended to present ratios and supplemental data as if the merger of Calvert Small Cap (the “Merging Portfolio”) into Calvert Russell 2000 Index Class I (the “Acquiring Portfolio” and, together with Calvert Small Cap, the “Portfolios”) had been consummated at July 1, 2012. The merger is intended to consolidate the Merging Portfolio with a similar fund advised by Calvert Investment Management, Inc.  The Merging Portfolio is subadvised by Eagle Asset Management, Inc. and the Acquiring Portfolio is subadvised by Ameritas Investment Partners, Inc.

          The Portfolios have the same fund recordkeeping services agent, investment advisor, administrator, fund accounting agent and custodian. Each of such service providers has entered into an agreement with the Portfolios which governs the provision of services to the Portfolios. Such agreements contain the same terms with respect to each Portfolio except for the investment advisory and administrative services contracts.  The Merging Portfolio’s investment advisory fees are 0.85% of average daily net assets. The Acquiring Portfolio’s investment advisory fee is 0.35% of average daily net assets.  The Merging Portfolio’s administrative services fee is 0.05% of average daily net assets and the Acquiring Portfolio’s administrative services fee is 0.10% of average daily net assets.

3

          As of June 30, 2013, the net assets of (i) the Merging Portfolio were $25,270,099 and (ii) the Acquiring Portfolio were $119,376,286. The net assets of the combined portfolio as of June 30, 2013 would have been $144,635,885.  As of June 30, 2013, the shares outstanding and Net Asset Value of (i) the Merging Portfolio were 474,915 and $53.21, respectively, and (ii) the Acquiring Portfolio were 1,657,861 and $72.01, respectively.  The shares outstanding and Net Asset Value of the combined portfolio as of June 30, 2013 would have been 2,008,640 and $72.01, respectively.  As of June 30, 2013, 350,779 shares of the Acquiring Portfolio (valued at $25,259,599) would have been issued in exchange for the 474,915 shares outstanding of the Merging Portfolio.

          On a pro forma basis for the twelve months ended June 30, 2013, the proposed reorganization would result in a decrease of $125,940 in the investment advisory fees charged, an increase of $12,594 in the administrative services fees charged and a decrease in other operating expenses (including custody fees and audit fees) of $31,134 on a pro forma basis for the twelve months ended June 30, 2013.

         The Merging Portfolio’s net annualized portfolio operating expenses were 1.04% as of June 30, 2013.  The Acquiring Portfolio’s net annualized portfolio operating expenses were 0.71% as of June 30, 2013.  The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2015 for the Acquiring Portfolio to 0.74%. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

         The estimated reorganization expenses are $29,000.  The Merging Portfolio is responsible for the payment of expenses incurred in connection with the reorganization. However, the Merging Portfolio is subject to a contractual expense limitation and the gross expense ratio of the Merging Portfolio is higher than the expense limitation.  Therefore, the reorganization expenses will effectively be borne by Calvert Investment Management, Inc.

          No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation and Subchapter M compliance.

          Securities held by the Merging Portfolio may have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Portfolio.  It is estimated that approximately 92% of the Merging Portfolio will be sold and reinvested in securities in the Russell 2000 Index that the Merging Portfolio does not currently hold.  Based on the Merging Portfolio’s net assets as of December 12, 2013, approximately $23.8 million of the Portfolio will be sold.  The repositioning of these securities will cause the Merging Portfolio and/or the Acquiring Portfolio to incur approximately $10,500 in transaction costs.

          The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Merging Portfolio or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Portfolio shares received by the shareholders of the Merging Portfolio will be the same as the aggregate tax basis the shareholders of the Merging Portfolio held in their shares of the Merging Portfolio immediately before the merger.

4

•     Combination of Calvert SRI Equity into Calvert S&P 500 Index

         Pro forma financial information for this reorganization is not provided because the net assets of Calvert SRI Equity constitute less than 10% of the net assets of Calvert S&P 500 Index.

•     Combination of Calvert Income into Calvert Bond Index

 The unaudited pro forma information provided herein should be read in conjunction with the Annual Report and Semi-Annual Report of Calvert Income and Calvert Bond Index dated December 31, 2012 and June 30, 2013, respectively, both of which are on file with the SEC and are available at no charge.

          The unaudited pro forma information set forth below for the period ended June 30, 2013 is intended to present ratios and supplemental data as if the merger of Calvert Income (the “Merging Portfolio”) into Calvert Bond Index (the “Acquiring Portfolio” and, together with Calvert Income, the “Portfolios”) had been consummated at July 1, 2012. The merger is intended to consolidate the Merging Portfolio with a similar fund advised by Calvert Investment Management, Inc.  The Acquiring Portfolio is subadvised by Ameritas Investment Partners, Inc.

          The Portfolios have the same fund recordkeeping services agent, investment advisor, administrator, fund accounting agent and custodian. Each of such service providers has entered into an agreement with the Portfolios which governs the provision of services to the Portfolios. Such agreements contain the same terms with respect to each Portfolio except for the investment advisory and administrative services contracts.  The Merging Portfolio’s investment advisory fees are 0.40% of average daily net assets. The Acquiring Portfolio’s investment advisory fee is 0.30% of average daily net assets.  The Merging Portfolio’s administrative services fee is 0.30% of average daily net assets and the Acquiring Portfolio’s administrative services fee is 0.10% of average daily net assets.

          As of June 30, 2013, the net assets of: (i) the Merging Portfolio were $34,935,407 and (ii) the Acquiring Portfolio were $201,419,625. The net assets of the combined portfolio as of June 30, 2013 would have been $236,320,032.  As of June 30, 2013, the shares outstanding and Net Asset Value of (i) the Merging Portfolio were 2,166,356 and $16.13, respectively, and (ii) the Acquiring Portfolio were 3,698,640 and $54.46, respectively.  The shares outstanding and Net Asset Value of the combined portfolio as of June 30, 2013 would have been 4,339,485 and $54.46, respectively.  As of June 30, 2013, 640,845 shares of the Acquiring Portfolio (valued at $34,900,407) would have been issued in exchange for the 2,166,356 shares outstanding of the Merging Portfolio.

          On a pro forma basis for the twelve months ended June 30, 2013, the proposed reorganization would result in a decrease of $37,353 in the investment advisory fees charged, a decrease of $74,706 in the administrative services fees charged and a decrease in other operating expenses (including custody fees and audit fees) of $24,037 on a pro forma basis for the twelve months ended June 30, 2013.

5

          The Merging Portfolio’s net annualized portfolio operating expenses were 0.85% as of June 30, 2013.  The Acquiring Portfolio’s net annualized portfolio operating expenses were 0.50% as of June 30, 2013.

          The estimated reorganization expenses are $25,000.  The Merging Portfolio is responsible for the payment of expenses incurred in connection with the reorganization. However, the Merging Portfolio is subject to a contractual expense limitation and the gross expense ratio of the Merging Portfolio is higher than the expense limitation.  Therefore, the reorganization expenses will effectively be borne by Calvert Investment Management, Inc.

          No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation and Subchapter M compliance.

          Securities held by the Merging Portfolio may have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Portfolio.  It is estimated that approximately 30% of the Merging Portfolio will be sold and reinvested in securities in the Bond Index that the Merging Portfolio does not currently hold.  Based on the Merging Portfolio’s current net assets as of December 12, 2013, approximately $10.0 million of the Portfolio will be sold.  The repositioning of these securities will cause the Merging Portfolio and/or the Acquiring Portfolio to incur approximately $35,000 in transaction costs.

          The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Merging Portfolio or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Portfolio shares received by the shareholders of the Merging Portfolio will be the same as the aggregate tax basis the shareholders of the Merging Portfolio held in their shares of the Merging Portfolio immediately before the merger.

Accounting Survivors.  Each of Calvert Russell 2000 Index, Calvert S&P 500 Index and Calvert Bond Index is deemed to be the “accounting survivor” in connection with the related Reorganization.

Cost of Reorganization. The expected reorganization and proxy solicitation costs for each reorganization are as set forth below.  In each case, the Merging Portfolio and Acquiring Portfolio are responsible for the payment of their own expenses incurred in connection with the merger.

•   Combination of Calvert Small Cap into Calvert Russell 2000 Index:  $29,000

•   Combination of Calvert SRI Equity into Calvert S&P 500 Index:  $13,000

•   Combination of Calvert Income into Calvert Bond Index:  $25,000

Capital Loss Carryforwards. Net realized capital loss carryforwards for federal income tax purposes as of December 31, 2012 were $0 for Calvert Small Cap and Calvert SRI Equity.

6

Net realized capital loss carryforwards for federal income tax purposes of $2,920,797, $1,237,349, $1,654,294, and $175,128 in Calvert Income at December 31, 2012 may be utilized to offset future capital gains until expiration in December 2015, December 2016, December 2017 and December 2018, respectively.

PART C. OTHER INFORMATION

Item 15. Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that a current or former member of the Board who is a party, or threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of his or her service as a Board member may be indemnified against expenses, judgments, penalties, fines and amounts paid in settlement incurred in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the applicable Fund, and with respect to a criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful.  A Board member may not be indemnified against any liabilities to a Fund or its shareholders if he or she has been adjudged to have engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a court determines that indemnification is proper in view of the circumstances of the case.  Indemnification, unless ordered by a court, may be made only after a determination that the Board member has met the applicable standard of conduct by: (i) a majority vote of a quorum of the Board members not parties to the action; (ii) a majority vote of a committee of the Board comprised of individuals who are not parties to the action; (iii) a special counsel selected by (a) a majority vote of a quorum of the Board members not parties to the action, (b) a majority vote of a committee of the Board comprised of individuals who are not parties to the action or (c) if there are fewer than two Board members who are not parties to the action, by the Board; or (iv) by the shareholders (without giving effect to any shares owned by or voted under the control of a Board member who is a party to the action).

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees and officers liability coverage (the "First Tier Liability Coverage"), plus $5 million in excess trustees and officers liability coverage for the independent trustees/directors only. Registrant also maintains an additional Trustees & Officers (Partners) Liability Insurance Policy with Travelers Companies, Inc., Financial and Professional Services, 1500 Market Street, West Tower, 29th Floor, Philadelphia, PA 19102, providing a further $10 million in trustees and officers liability coverage. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402 (the "Fidelity Bond"). The Fund maintains joint coverage with the other Calvert Group Funds, and for the First Tier Liability Coverage and the Fidelity Bond, with the Advisor and its affiliated operating companies. The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 16. Exhibits

1.	(a) Articles of Incorporation of Calvert Variable Products, Inc., incorporated by reference to Registrant's initial filing on April 3, 1984.

(b) Articles of Amendment of Calvert Variable Products, Inc., incorporated by reference to Registrant's N-14 filing, dated December 17, 2012, accession number 0000743773-12-000029.

2.	By-Laws of Calvert Variable Products, Inc., incorporated by reference to Registrant's N-14, filed on December 23, 2009, accession number 0000743773-09-000049.

3.	Inapplicable.

4.	(a) Agreement and Plan of Reorganization relating to the reorganization of the assets of Calvert VP Small Cap Growth Portfolio into Calvert VP Russell 2000 Small Cap Index Portfolio, filed herewith.

(b) Agreement and Plan of Reorganization relating to the reorganization of the assets of Calvert VP SRI Equity Portfolio into Calvert VP S&P 500 Index Portfolio, filed herewith.

(c) Agreement and Plan of Reorganization relating to the reorganization of the assets of Calvert VP Income Portfolio into Calvert VP Investment Grade Bond Index Portfolio, filed herewith.

5.	See (1) and (2) above.

6.

(a) Investment Advisory Agreement with Calvert Investment Management, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Schedule A and B to Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 70, April 27, 2011, accession number 0000743773-11-000009.  Addendum to Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 74, April 27, 2012, accession number 0000743773-12-000004. Addendum to Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 76, February 5, 2013, accession number 0000743773-13-000005.

(b) Investment Subadvisory Agreement with Ameritas Investment Partners, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 77, April 5, 2013, accession number 0000743773-13-000012.

(c) Investment Subadvisory Agreement with World Asset Management, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

7.

Underwriting (Distribution) Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Amendment to Underwriting (Distribution) Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 74, April 27, 2012, accession number 0000743773-12-000004. Amendment to Underwriting Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 76, February 5, 2013, accession number 0000743773-13-000005.

8.	Form of Trustees' Deferred Compensation Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 76, February 5, 2013, accession number 0000743773-13-000005.

9.

Master Custodian Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Amended Appendix A to Master Custodian Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Amendment to the Master Custodian Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 77, April 5, 2013, accession number 0000743773-13-000012..

10.	Amended and Restated 12b-1 Distribution and Shareholder Service Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 77, April 5, 2013, accession number 0000743773-13-000012.

11.	Form of Opinion of Counsel, filed herewith.

12.	Form of Opinion and Consent of Counsel on Tax Matters, filed herewith.

13.

(a) Master Transfer Agency and Service Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Amended Schedule A to Master Transfer Agency and Service Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Amendment to the Master Transfer Agency and Service Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 77, April 5, 2013, accession number 0000743773-13-000012..

(b) Amended and Restated Servicing Agreement, incorporated by reference to Registrant's N-14 filing, dated December 17, 2012, accession number 0000743773-12-000029. Amendment to the Amended and Restated Servicing Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 76, February 5, 2013, accession number 0000743773-13-000005.

(c) Administrative Services Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Schedule A to Administrative Services Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 70, April 27, 2011, accession number 0000743773-11-000009. Amendment to Administrative Services Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 74, April 27, 2012, accession number 0000743773-12-000004. Amendment to the Administrative Services Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 76, February 5, 2013, accession number 0000743773-13-000005.

14.	Form of Consent of Independent Auditors, filed herewith.

15.	Not applicable.

16.	Power of Attorney forms, filed herewith.

17.

(a) Amended and Restated Rule 18f-3 Multiple Class Plan, incorporated by reference to Registrant’s Post-Effective Amendment No. 74, April 27, 2012, accession number 0000743773-12-000004. Amendment to Amended and Restated 18f-3 Multiple Class Plan, incorporated by reference to Registrant’s Post-Effective Amendment No. 76, February 5, 2013, accession number 0000743773-13-000005.

(b) Code of Ethics for Calvert Investment Management Company Inc., incorporated by reference to Registrant's initial N-14 filing, dated December 17, 2012, accession number 0000743773-12-000029.

(c) Code of Ethics for Ameritas Investment Partners, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 75, February 5, 2013, accession number 0000743773-13-000005.

(d) Code of Ethics for World Asset Management, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

(e) Code of Ethics for Milliman Financial Risk Management LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 76, February 5, 2013, accession number 0000743773-13-000005.

(f) Proxy card, filed herewith.

(g) Voting Instruction Card, filed herewith.

(h) Statement of Additional Information (Part B) to Registrant's N-14, filed herewith.

Item 17. Undertakings:

1.         The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.         The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 19th day of December, 2013.

CALVERT VARIABLE PRODUCTS, INC.

By:                 **
       Barbara J. Krumsiek
       Chairperson

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on December 19, 2013 by the following persons in the capacities indicated.

Signature	Title
__________**____________ Barbara J. Krumsiek	Director and Chairperson

__________**____________ Ronald M. Wolfsheimer	Treasurer

__________**____________ Frank H. Blatz, Jr.	Director

__________**____________ Arthur J. Pugh	Director

__________**____________ Alice Gresham Bullock	Director

__________**____________ M. Charito Kruvant	Director

__________**_____________ Cynthia H. Milligan	Director

__________**____________ William Lester	Director

**By: /s/ Andrew K. Niebler

Andrew K. Niebler, Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney, filed herewith.

Calvert Variable Products, Inc.
N-14

EXHIBIT INDEX

Exhibit No.	Description

4 (a)	Agreement and Plan of Reorganization
4 (b)	Agreement and Plan of Reorganization
4 (c)	Agreement and Plan of Reorganization
11	Form of Opinion of Counsel
12	Form of Opinion and Consent of Counsel on Tax Matters
14	Form of Consent of Independent Auditors
16	Power of Attorney Forms
17 (d)	Proxy Card
17 (e)	Voting Instruction Card
17 (f)	Statement of Additional Information (Part B) to Registrant's N-14